Document and Entity Information	6 Months Ended
Jun. 30, 2011
Entity Information [Line Items]
Entity Registrant Name	SYMBION INC/TN
Entity Central Index Key	0001091312
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Jun 30, 2011
Document Type	S-4
Amendment Flag	true
Amendment Description	Updated certain XBRL tags from latest 10-Q

Consolidated Balance Sheets (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 72,715	$ 73,458	$ 47,749
Accounts receivable, less allowance for doubtful accounts of $9,889, $10,051 and $8,980, respectively	61,299	61,825	34,991
Inventories	11,334	10,798	9,361
Prepaid expenses and other current assets, including deferred tax asset	8,377	8,636
Prepaid expenses and other current assets		8,634	12,292
Deferred tax asset		2	432
Current assets of discontinued operations	263	1,003	2,934
Total current assets	153,988	155,720	107,759
Land	5,713	5,713	2,938
Buildings and improvements	103,657	102,795	52,487
Furniture and equipment	71,871	70,129	53,151
Computers and software	4,905	4,757	3,785
Property and equipment, gross	186,146	183,394	112,361
Less accumulated depreciation	(51,530)	(42,762)	(24,505)
Property and equipment, net	134,616	140,632	87,856
Intangible assets	21,576	21,817	19,480
Goodwill	625,562	624,737	545,238
Investments in and advances to affiliates	18,145	17,824	17,652
Other assets	15,508	9,633	10,660
Long-term assets of discontinued operations	34	34	2,081
Total assets	969,429	970,397	790,726
Current liabilities:
Accounts payable	12,933	12,396	7,518
Accrued payroll and benefits	9,521	10,090	5,806
Other accrued expenses	24,369	25,814	30,927
Current maturities of long-term debt	6,380	29,195	20,118
Current liabilities of discontinued operations	69	923	2,608
Total current liabilities	53,272	78,418	66,977
Long-term debt, less current maturities	539,908	507,417	444,758
Deferred income tax payable	53,551	51,309	40,776
Other liabilities	71,689	68,950	5,887
Long-term liabilities of discontinued operations	0	22	3,868
Noncontrolling interests - redeemable	35,281	36,030	31,650
Stockholders' equity:
Common stock, 1,000 shares, $0.01 par value, authorized, issued and outstanding at June 30, 2011, at December 31, 2010 and at December 31, 2009	0	0	0
Additional paid-in-capital	240,970	240,959	242,623
Accumulated other comprehensive loss	0	(314)	(2,731)
Retained deficit	(66,311)	(55,219)	(46,479)
Total Symbion, Inc. stockholders' equity	174,659	185,426	193,413
Noncontrolling interests - non-redeemable	41,069	42,825	3,397
Total equity	215,728	228,251	196,810
Total liabilities and stockholders' equity	$ 969,429	$ 970,397	$ 790,726

Consolidated Balance Sheets Parenthetical (USD $) In Thousands, except Per Share data	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Allowance for doubtful accounts	$ 9,889	$ 10,051	$ 8,980
Stockholders' Equity:
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,000	1,000	1,000
Common stock, shares issued	1,000	1,000	1,000
Common stock, shares outstanding	1,000	1,000	1,000

Consolidated Statements of Operations (USD $) In Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues	$ 111,531	$ 103,463	$ 220,865	$ 187,008	$ 406,050	$ 336,944	$ 321,484
Operating expenses:
Salaries and benefits	31,178	29,079	61,563	53,426	113,595	94,737	88,476
Supplies	27,330	23,086	52,301	41,244	92,859	71,650	64,263
Professional and medical fees	8,979	6,963	17,218	12,629	29,072	21,974	17,557
Rent and lease expense	6,289	6,069	12,276	12,291	24,549	24,447	20,927
Other operating expenses	8,016	7,421	16,081	14,231	30,070	26,595	24,649
Cost of revenues	81,792	72,618	159,439	133,821	290,145	239,403	215,872
General and administrative expense	5,543	5,937	11,412	11,169	22,464	21,448	23,923
Depreciation and amortization	5,196	4,912	10,357	8,996	18,900	16,807	14,845
Provision for doubtful accounts	1,561	1,987	3,187	3,200	6,638	2,881	3,559
Income on equity investments	(387)	(876)	(656)	(1,504)	(2,901)	(2,318)	(1,504)
Impairment and loss on disposal of long-lived assets	150	96	194	1,157	1,053	3,505	1,872
Gain on sale of long-lived assets	(17)	(5)	(139)	(5)	(1,964)	(248)	(975)
Proceeds from insurance settlements, net					0	(430)	0
Litigation settlements, net	0	(8)	0	(44)	(35)	0	893
Business combination remeasurement gains					(3,169)	0	0
Loss on debt extinguishment	4,751	0	4,751	0
Total operating expenses	98,589	84,661	188,545	156,790	331,131	281,048	258,485
Operating income	12,942	18,802	32,320	30,218	74,919	55,896	62,999
Interest expense, net	(13,408)	(12,211)	(25,386)	(22,942)	(48,037)	(44,958)	(43,415)
(Loss) income before income taxes and discontinued operations	(466)	6,591	6,934	7,276	26,882	10,938	19,584
Provision for income taxes	1,349	610	2,970	2,219	7,787	7,762	13,464
(Loss) income from continuing operations	(1,815)	5,981	3,964	5,057	19,095	3,176	6,120
Loss from discontinued operations, net of taxes	(71)	(82)	(88)	(362)	(964)	(5,899)	(3,097)
Net (loss) income	(1,886)	5,899	3,876	4,695	18,131	(2,723)	3,023
Less: Net income attributable to noncontrolling interests	(6,787)	(6,957)	(14,968)	(11,401)	(26,871)	(19,731)	(23,821)
Net loss attributable to Symbion, Inc	$ (8,673)	$ (1,058)	$ (11,092)	$ (6,706)	$ (8,740)	$ (22,454)	$ (20,798)

Consolidated Statement of Shareholders' Equity (USD $) In Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]
Total equity beginning at Dec. 31, 2007	$ 238,480	$ 0	$ 238,701	$ (2,188)	$ (3,227)	$ 5,194
Common shares beginning at Dec. 31, 2007		1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(16,542)		0	0	(20,798)	4,256
Amortized compensation expense related to stock options	2,114		2,114	0	0	0
Unrealized loss on interest rate swap	(3,396)		0	(3,396)	0	0
Distributions to noncontrolling interest partners	(3,555)		0	0	0	(3,555)
Acquisition and disposal of shares of noncontrolling interests	(356)		0	0	0	(356)
Other	183					183
Total equity ending at Dec. 31, 2008	216,928	0	240,815	(5,584)	(24,025)	5,722
Common shares ending at Dec. 31, 2008		1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(22,033)		0	0	(22,454)	421
Amortized compensation expense related to stock options	1,297		1,297	0	0	0
Recognition of interest rate swap liability to earnings	2,853		0	2,853	0	0
Distributions to noncontrolling interest partners	(2,966)		0	0	0	(2,966)
Acquisition and disposal of shares of noncontrolling interests	731		511	0	0	220
Total equity ending at Dec. 31, 2009	196,810	0	242,623	(2,731)	(46,479)	3,397
Common shares ending at Dec. 31, 2009	1,000	1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(5,103)	0	0	0	(6,706)	1,603
Amortized compensation expense related to stock options	649	0	649	0	0	0
Recognition of interest rate swap liability to earnings	1,717	0	0	1,717	0	0
Distributions to noncontrolling interest partners	(2,198)	0	0	0	0	(2,198)
Acquisition and disposal of shares of noncontrolling interests	18,444	0	(1,766)	0	0	20,210
Total equity ending at Jun. 30, 2010	210,318	0	241,506	(1,014)	(53,185)	23,011
Common shares ending at Jun. 30, 2010		1,000
Total equity beginning at Dec. 31, 2009	196,810		242,623	(2,731)	(46,479)	3,397
Common shares beginning at Dec. 31, 2009	1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(2,289)		0	0	(8,740)	6,451
Amortized compensation expense related to stock options	1,336		1,336	0	0	0
Unrealized loss on interest rate swap	(314)		0	(314)	0	0
Recognition of interest rate swap liability to earnings	2,731		0	2,731	0	0
Distributions to noncontrolling interest partners	(6,745)		0	0	0	(6,745)
Acquisition and disposal of shares of noncontrolling interests	36,722		(3,000)	0	0	39,722
Total equity ending at Dec. 31, 2010	228,251	0	240,959	(314)	(55,219)	42,825
Common shares ending at Dec. 31, 2010	1,000	1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(4,350)	0	0	0	(11,092)	6,742
Amortized compensation expense related to stock options	668	0	668	0	0	0
Unrealized loss on interest rate swap	(351)	0	0	(351)	0	0
Recognition of interest rate swap liability to earnings	665	0	0	665	0	0
Distributions to noncontrolling interest partners	(7,718)	0	0	0	0	(7,718)
Acquisition and disposal of shares of noncontrolling interests	(1,437)	0	(657)	0	0	(780)
Total equity ending at Jun. 30, 2011	$ 215,728	$ 0	$ 240,970	$ 0	$ (66,311)	$ 41,069
Common shares ending at Jun. 30, 2011	1,000	1,000

Consolidated Statements of Cash Flows (USD $) In Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net income	$ 3,876	$ 4,695	$ 18,131	$ (2,723)	$ 3,023
Adjustments to reconcile net loss to net cash provided by operating activities:
Loss from discontinued operations	88	362	964	5,899	3,097
Depreciation and amortization	10,357	8,996	18,900	16,807	14,845
Amortization of deferred financing costs	861	1,000	2,004	2,004	4,477
Non-cash payment-in-kind interest option	13,366	12,667	26,079	23,263	17,616
Non-cash stock option compensation expense	668	649	1,336	1,297	2,114
Non-cash recognition of accumulated other comprehensive loss into earnings	665	968	2,732	2,853	0
Non-cash credit risk adjustment of financial instruments	0	189	189	1,629	0
Non-cash losses on disposal of long-lived assets	55	1,152	(4,080)	2,827	897
Loss on debt extinguishment	4,751	0
Deferred income taxes	2,724	4,333	10,979	8,682	13,718
Equity in earnings of unconsolidated affiliates, net of distributions received	401	(329)	50	(207)	333
Provision for doubtful accounts	3,187	3,200	6,638	2,881	3,559
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Accounts receivable	(2,161)	(4,501)	(14,886)	(4,383)	(3,278)
Income taxes receivable	0	(2,117)	2,298	1,762	1,895
Other assets and liabilities	(456)	2,628	(2,565)	(2,307)	(1,363)
Net cash provided by operating activities - continuing operations	38,382	33,892	68,769	60,284	60,933
Net cash provided by operating activities - discontinued operations	0	71	(550)	62	1,736
Net cash provided by operating activities	38,382	33,963	68,219	60,346	62,669
Cash flows from investing activities:
Purchases of property and equipment, net	(4,009)	(2,544)	(8,712)	(9,604)	(15,709)
Payments for acquisitions, net of cash acquired	0	(25,019)	(44,105)	(126)	(15,695)
Payments from unit activity of nonconsolidated facilities	0	(55)	(55)	(724)	0
Change in other assets	101	(571)	(278)	(690)	(1,517)
Net cash used in investing activities - continuing operations	(3,908)	(28,189)	(53,150)	(11,144)	(32,921)
Net cash used in investing activities - discontinued operations	0	18	19	301	286
Net cash used in investing activities	3,908	28,207	53,169	11,445	33,207
Cash flows from financing activities:
Principal payments on long-term debt	(352,358)	(7,226)	(22,502)	(13,649)	(18,579)
Repayment of bridge facility			0	0	(179,937)
Proceeds from debt issuances	344,754	33,739	56,975	678	13,491
Proceeds from issuance of Toggle Notes			0	0	179,937
Payment of debt issuance costs	(10,130)	0	0	(203)	(4,739)
Distributions to noncontrolling interest partners	(17,388)	(11,056)	(26,292)	(24,971)	(23,423)
Payments and proceeds from unit activity	(1,643)	581	4,708	307	219
Other financing activities	1,548	(592)	(3,306)	(4,940)	1,313
Net cash (used in) provided by financing activities - continuing operations	(35,217)	15,446	9,583	(42,778)	(31,718)
Net cash used in financing activities - discontinued operations	0	(52)	1,076	(108)	(106)
Net cash (used in) provided by financing activities	(35,217)	15,394	10,659	(42,886)	(31,824)
Net (decrease) increase in cash and cash equivalents	(743)	21,150	25,709	6,015	(2,362)
Cash and cash equivalents at beginning of period	73,458	47,749	47,749	41,734	44,096
Cash and cash equivalents at end of period	$ 72,715	$ 68,899	$ 73,458	$ 47,749	$ 41,734

Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Organization [Abstract]
Nature of Operations [Text Block]
Organization

Symbion, Inc. (the “Company”), through its wholly owned subsidiaries, owns interests in partnerships and limited liability companies that own and operate a national network of short stay surgical facilities in joint ownership with physicians and physician groups, hospitals and hospital systems. As of June 30, 2011, the Company owned and operated 54 surgical facilities, including 49 ambulatory surgery centers, four surgical hospitals, and one general acute care hospital with a surgical and obstetrics focus. The Company also managed eight additional ambulatory surgery centers and one physician network. The Company owns a majority ownership interest in 29 of the 54 surgical facilities and consolidates 49 of these surgical facilities for financial reporting purposes.

On August 23, 2007, the Company was acquired by an investment group led by an affiliate of Crestview Partners, L.P. (“Crestview”). As a result of this merger (the “Merger”), the Company no longer has publicly traded equity securities. The Company is a wholly owned subsidiary of Symbion Holdings Corporation (“Holdings”), which is owned by an investor group that includes affiliates of Crestview, members of the Company's management and other investors.

Organization
Symbion, Inc. (the “Company”), through its wholly owned subsidiaries, owns interests in partnerships and limited liability companies that own and operate a national network of short stay surgical facilities in joint ownership with physicians and physician groups, hospitals and hospital systems.  As of December 31, 2010, the Company owned and operated 54 surgical facilities, including 49 ambulatory surgery centers and four surgical hospitals, and one general acute care hospital with a surgical and obstetrics focus. The Company also managed eight additional ambulatory surgery centers and one physician network.  The Company owns a majority ownership interest in 29 of the 54 surgical facilities and consolidates 49 of these surgical facilities for financial reporting purposes.
On August 23, 2007, the Company was acquired by an investment group led by an affiliate of Crestview Partners, L.P. (“Crestview”).  As a result of this merger (the “Merger”), the Company no longer has publicly traded equity securities.  The Company is a wholly owned subsidiary of Symbion Holdings Corporation (“Holdings”), which is owned by an investor group that includes affiliates of Crestview, members of the Company’s management and other investors.

Significant Accounting Policies and Practices	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Significant Accounting Policies and Practices [Abstract]
Consolidation Basis of Presentation and Accounting Policies [Text Block]
Significant Accounting Policies and Practices
Basis of Presentation and Use of Estimates

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, ("GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the accompanying consolidated financial statements and accompanying footnotes. Examples include, but are not limited to, estimates of accounts receivable allowances, professional and general liabilities and the estimate of deferred tax assets or liabilities. In the opinion of management, all adjustments considered necessary for a fair presentation have been included. All adjustments are of a normal, recurring nature. Actual results could differ from those estimates.

Principles of Consolidation

The accompanying unaudited consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, as well as interests in partnerships and limited liability companies controlled by the Company through ownership of a majority voting interest or other rights granted to the Company by contract to manage and control the affiliate's business. The physician limited partners and physician minority members of the entities the Company controls are responsible for the supervision and delivery of medical services. The governance rights of limited partners and minority members are restricted to those that protect their financial interests. Under certain partnership and operating agreements governing these partnerships and limited liability companies, the Company could be removed as the sole general partner or managing member for certain events such as material breaches of the partnership or operating agreement, gross negligence or bankruptcy. These protective rights do not preclude consolidation of the respective partnerships and limited liability companies. The consolidated financial statements include the accounts of variable interest entities in which the Company is the primary beneficiary, under the provisions of Accounting Standards Codification ("ASC") Topic 810, Consolidation. The variable interest entities are surgical facilities located in the states of Florida and New York. With regard to the New York facility, the Company is the primary beneficiary due to the level of variability within the management services agreement as well as the obligation and likelihood of absorbing the majority of expected gains and losses. Regarding the Florida facility, the Company has fully guaranteed the facility's debt obligations. The debt obligations are subordinated to such a level that the Company absorbs the majority of the expected gains and losses. The accompanying consolidated balance sheets at June 30, 2011 and December 31, 2010 include assets of  $15.2 million and  $15.3 million, respectively, and liabilities of  $4.0 million and  $4.1 million, respectively, related to the variable interest entities. All significant intercompany balances and transactions are eliminated in consolidation.

Fair Value of Financial Instruments
The fair value of a financial instrument is the amount at which the instrument could be exchanged in an orderly transaction between market participants to sell the asset or transfer the liability. The Company uses fair value measurements based on quoted prices in active markets for identical assets or liabilities (Level 1), or inputs other than quoted prices in active markets that are either directly or indirectly observable (Level 2), or unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions (Level 3), depending on the nature of the item being valued.
The carrying amounts reported in the accompanying consolidated balance sheets for cash, accounts receivable and accounts payable approximate fair value because of their short-term nature.

The carrying amount and fair value of the Company's long term debt obligations as of June 30, 2011 and December 31, 2010 were as follows (in thousands):

	Carrying Amount		Fair Value
	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
Senior Secured Notes, net of note issuance discount of $5,237	$344,763	$—	$338,299	$—
Tranche A Term Loan	—	106,062	—	101,732
Tranche B Term Loan	—	115,438	—	110,724
Revolving Facility	—	56,000	—	53,715
PIK Exchangeable Notes	88,490	—	88,490	—
Toggle Notes	89,467	232,000	89,467	198,662

The fair value of the Senior Secured Notes, the term loans, the Toggle Notes and the Revolving Facility (as such terms are defined below) were based on Level 1 computations using quoted prices at June 30, 2011 and December 31, 2010, as applicable. The fair value of the PIK Exchangeable Notes (as defined below) was based on a Level 3 computation, using a Company-specific discounted cash flow analysis. The Company's long-term debt instruments are discussed further in Note 4.
Accounts Receivable

Accounts receivable consist of receivables from federal and state agencies (under the Medicare and Medicaid programs), managed care health plans, commercial insurance companies, employers and patients. The Company recognizes that revenues and receivables from government agencies are significant to its operations, but it does not believe that there is significant credit risk associated with these government agencies. Concentration of credit risk with respect to other payors is limited because of the large number of such payors. Accounts receivable are recorded net of contractual adjustments and allowances for doubtful accounts to reflect accounts receivable at net realizable value. Also, the Company has amounts recorded in other liabilities for third-party settlements of  $14.0 and  $12.0 million as of June 30, 2011 and December 31, 2010, respectively. The Company does not require collateral for private pay patients. Accounts receivable at June 30, 2011 and December 31, 2010 were as follows (in thousands):

	June 30, 2011	December 31, 2010
Surgical facilities	$60,767	$61,242
Physician networks	532	583
Total	$61,299	$61,825

The following table sets forth by type of payor the percentage of the Company's accounts receivable for consolidated surgical facilities as of June 30, 2011 and December 31, 2010:

	June 30, 2011	December 31, 2010
Private insurance	53%	58%
Government	20	18
Self-pay	8	8
Other	19	16
Total	100%	100%

The Company's policy is to review the standard aging schedule, by surgical facility, to determine the appropriate allowance for doubtful accounts. Patient account balances are reviewed for delinquency based on contractual terms. This review is supported by an analysis of the actual net revenues, contractual adjustments and cash collections received. If the Company's internal collection efforts are unsuccessful, the Company manually reviews the patient accounts. An account is written off only after the Company has pursued collection with legal or collection agency assistance or otherwise deemed an account to be uncollectible.

Inventories

Inventories, which consist primarily of medical and drug supplies, are stated at the lower of cost or market value. Cost is determined using the first-in, first-out method.

Goodwill and Other Intangible Assets
Purchase price allocations of  $825,000 for the three month period ended June 30, 2011 reflect adjustments to the identifiable net assets of acquired facilities.

The Company has intangible assets of  $19.5 million related to the certificates of need for certain of its facilities. These indefinite-lived assets are not amortized, but are assessed for possible impairment under the Company's impairment policy. The Company also has an intangible asset related to a non-compete agreement, which is amortized over the 60-month life of the agreement. The net value of this intangible asset as of June 30, 2011 is  $2.1 million.
Noncontrolling Interests

The consolidated financial statements include all assets, liabilities, revenues and expenses of surgical facilities in which the Company has sufficient ownership and rights to allow the Company to consolidate the surgical facilities. Similar to its investments in unconsolidated affiliates, the Company regularly engages in the purchase and sale of equity interests with respect to its consolidated subsidiaries that do not result in a change of control. These transactions are accounted for as equity transactions, as they are undertaken among the Company, its consolidated subsidiaries, and noncontrolling interest holders, and their cash flow effect is classified within financing activities.

Other Accrued Expenses

A summary of other accrued expenses is as follows (in thousands):

	June 30, 2011	December 31, 2010
Interest payable	$5,545	$9,865
Current taxes payable	6,472	6,344
Insurance liabilities	1,849	1,540
Other expenses	10,503	8,065
Total	$24,369	$25,814

Other Comprehensive Loss

The Company reports other comprehensive loss as a measure of changes in stockholders' equity that results from recognized transactions. The change in other comprehensive loss of the Company from December 31, 2010 to June 30, 2011 resulted from the derecognition of the interest rate swap as a cash flow hedge as a result of the Company's debt extinguishment in the second quarter of 2011. The Company entered into an interest rate swap agreement effective December 31, 2010. Upon extinguishment of the senior secured credit facility, which was the underlying hedged instrument, the Company discontinued hedge accounting and charged the amount previously recorded to other comprehensive income to earnings. The Company's total loss, including the net loss attributable to Symbion, Inc. and the amounts recorded to other comprehensive loss for the six months ended June 30, 2011 and the six months ended June 30, 2010 was  $10,778 and  $4,989, respectively. See Note 5 for further discussion of derivative instruments.

Revenues

Revenues by service type consist of the following for the periods indicated (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Patient service revenues	$108,726	$100,326	$215,337	$180,762
Physician service revenues	1,485	1,428	2,930	2,857
Other service revenues	1,320	1,709	2,598	3,389
Total	$111,531	$103,463	$220,865	$187,008

The following table sets forth by type of payor the percentage of the Company's patient service revenues generated for the periods indicated:

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Private insurance	68%	69%	68%	69%
Government	25	25	25	25
Self-pay	3	5	3	5
Other	4	1	4	1
Total	100%	100%	100%	100%

Reclassifications

Certain reclassifications have been made to the comparative period's financial statements to conform to the 2011 presentation. The reclassifications primarily related to the presentation of discontinued operations and noncontrolling interests and had no impact on the Company's financial position or results of operations.

Significant Accounting Policies and Practices
Basis of Presentation and Use of Estimates
The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (“GAAP”).  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the accompanying consolidated financial statements and accompanying footnotes.  Examples include, but are not limited to, estimates of accounts receivable allowances, professional and general liabilities and the estimate of deferred tax assets or liabilities.  In the opinion of management, all adjustments considered necessary for a fair presentation have been included.  All adjustments are of a normal, recurring nature.  Actual results could differ from those estimates.
Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, as well as interests in partnerships and limited liability companies controlled by the Company through ownership of a majority voting interest or other rights granted to the Company by contract to manage and control the affiliate’s business.  The physician limited partners and physician minority members of the entities that the Company controls are responsible for the supervision and delivery of medical services.  The governance rights of limited partners and minority members are restricted to those that protect their financial interests.  Under certain partnership and operating agreements governing these partnerships and limited liability companies, the Company could be removed as the sole general partner or managing member for certain events such as material breach of the partnership or operating agreement, gross negligence or bankruptcy.  These protective rights do not preclude consolidation of the respective partnerships and limited liability companies.  The consolidated financial statements include the accounts of variable interest entities in which the Company is the primary beneficiary, under the provisions of ASC Topic 810, Consolidation.  The variable interest entities are surgical facilities located in the states of Florida and New York.  With regard to the New York facility, the Company is the primary beneficiary due to the level of variability within the management service agreement, as well as the obligation and likelihood of absorbing the majority of expected gains and losses.   Regarding the Florida facility, the Company has fully guaranteed the facility's debt obligations.  The debt obligations are subordinated to such a level that the Company absorbs the majority of the expected gains and losses.  The accompanying consolidated balance sheets as of December 31, 2010 and December 31, 2009 include assets of  $15.3 million and  $14.5 million, respectively, and liabilities of  $4.1 million and  $4.4 million, respectively, related to the variable interest entities.  All significant intercompany balances and transactions are eliminated in consolidation.
Fair Value of Financial Instruments
The fair value of a financial instrument is the amount at which the instrument could be exchanged in an orderly transaction between market participants to sell the asset or transfer the liability. The Company uses fair value measurements based on quoted prices in active markets for identical assets or liabilities (Level 1), or inputs other than quoted prices in active markets that are either directly or indirectly observable (Level 2), or unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions (Level 3), depending on the nature of the item being valued.
The carrying amounts reported in the accompanying consolidated balance sheets for cash, accounts receivable and accounts payable approximate fair value because of their short-term nature.
The carrying amount and fair value of the Company’s term loans and revolving facility under its senior secured credit facility and the Toggle Notes as of December 31, 2010 and 2009 were as follows (in thousands):

	Carrying Amount December 31,		Fair Value December 31,
	2010	2009	2010	2009
Tranche A, term loan	$106,062	$115,438	$101,732	$103,120
Tranche B, term loan	115,438	116,687	110,724	104,237
Revolving facility	56,000	—	53,715	—
Senior PIK Toggle Notes	232,000	206,976	198,662	156,260
The fair value of the term loans and revolving facility under the Company's senior secured credit facility and the Toggle Notes were based on quoted prices at December 31, 2010 and 2009.  The Company’s long-term debt instruments are discussed further in Note 7.
The Company determines the fair value of its interest rate swap based on the amount at which it could be settled, which is considered to be the exit price.  This price is based upon observable market assumptions and appropriate valuation adjustments for credit risk.  The Company has categorized its interest rate swap as a Level 2 financial instrument.  See Note 7 for further discussion regarding the interest rate swap.
Cash and Cash Equivalents
The Company considers all highly liquid investments with maturity of three months or less when purchased to be cash equivalents.  The Company maintains its cash and cash equivalent balances at high credit quality financial institutions.
Accounts Receivable
Accounts receivable consist of receivables from federal and state agencies (under the Medicare and Medicaid programs), managed care health plans, commercial insurance companies, employers and patients.  The Company recognizes that revenues and receivables from government agencies are significant to its operations, but it does not believe that there are significant credit risks associated with these government agencies.  Concentration of credit risk with respect to other payors is limited because of the large number of such payors.  Accounts receivable are recorded net of contractual adjustments and allowances for doubtful accounts to reflect accounts receivable at net realizable value.  Also, the Company has amounts recorded in other liabilities for third-party settlements of  $12.0 million and  $0 as of December 31, 2010 and 2009, respectively. The Company does not require collateral for private pay patients.  Accounts receivable at December 31, 2010 and December 31, 2009 were as follows (in thousands):

	December 31,
	2010	2009
Surgical facilities	$61,211	$34,394
Physician networks	614	597
Total	$61,825	$34,991
The following table sets forth by type of payor the percentage of the Company’s accounts receivable for consolidated surgical facilities as of December 31, 2010 and December 31, 2009:

	December 31,
	2010	2009
Private insurance	58%	59%
Government	18	15
Self-pay	8	13
Other	16	13
Total	100%	100%

Allowance for Doubtful Accounts
The Company’s policy is to review the standard aging schedule, by surgical facility, to determine the appropriate allowance for doubtful accounts.  Patient account balances are reviewed for delinquency based on contractual terms.  This review is supported by an analysis of the actual net revenues, contractual adjustments and cash collections received.  If the Company’s internal collection efforts are unsuccessful, the Company manually reviews the patient accounts.  An account is written off only after the Company has pursued collection with legal or collection agency assistance or otherwise deemed an account to be uncollectible.
Changes in the allowance for doubtful accounts and the amounts charged to revenues, costs and expenses were as follows (in thousands):

	Allowance Balance at Beginning of Period	Charged to Revenues, Costs and Expenses	Other	Allowance Balance at End of Period
Year ended December 31:
2008	$17,144	$3,559	$(6,720)	$13,983
2009	13,983	2,881	(7,884)	8,980
2010	8,980	6,638	(5,567)	10,051
Inventories
Inventories, which consist primarily of medical and drug supplies, are stated at the lower of cost or market value.  Cost is determined using the first-in, first-out method.
Prepaid and Other Current Assets
A summary of prepaid and other current assets is as follows (in thousands):

	2010	2009
Prepaid expenses	$5,034	$4,900
Other receivables	3,600	7,392
	$8,634	$12,292
Property and Equipment
Property and equipment are stated at cost, or if obtained through acquisition, at fair value determined on the date of acquisition and depreciated on a straight-line basis over the useful lives of the assets, generally three to five years for computers and software and five to seven years for furniture and equipment.  Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term or the estimated useful life of the assets.  Routine maintenance and repairs are charged to expenses as incurred, while expenditures that increase capacities or extend useful lives are capitalized.
Depreciation expense, including the amortization of assets under capital leases, was  $18.9 million,  $16.8 million and  $14.8 million for the periods ended December 31, 2010, 2009 and 2008, respectively.
Impairment of Long-Lived Assets
When events or circumstances indicate that the carrying value of certain property and equipment might be impaired, the Company prepares an expected undiscounted cash flow projection.  If the projection indicates that the recorded amounts of the property and equipment are not expected to be recovered, these amounts are reduced to estimated fair value.  The cash flow estimates and discount rates incorporate management’s best estimates, using appropriate and customary assumptions and projections at the date of evaluation.  In 2010, the Company recorded an impairment of  $897,000 related to its equity method investment located in Gresham, Oregon. In 2009, the Company recorded an impairment charge of  $2.4 million related to its equity method investment located in Arcadia, California.   These impairment charges are included in the impairment and loss on disposal of long-lived assets.
Goodwill and Other Intangible Assets
Goodwill
Goodwill represents the excess of purchase price over the fair value of net tangible and identifiable intangible assets acquired.  The Company tests for impairment annually as of December 31, or more frequently if certain indicators are encountered.  See Note 5 for further discussion of our goodwill impairment valuation.
Other Intangible Assets
The Company recorded intangible assets of  $19.5 million as a result of the purchase price allocation related to the certificates of need for certain of its facilities.  These indefinite-lived assets are not amortized. Effective November 15, 2010, the Company acquired an oncology practice, which is operated within the Company's existing facility located in Idaho Falls, Idaho. As a result of this acquisition, the Company recorded intangible assets related to a non-compete agreement of  $2.3 million. This intangible asset will be amortized over a five year term. All of the Company's intangible assets are assessed for possible impairment under the Company's impairment policy, as described in Note 5.
Unfavorable leasehold rights arising from the Merger were  $869,000.  Amortization of  $83,468 was recorded in both 2010 and 2009.  The unamortized balance at December 31, 2010 totaled  $591,229.  The unfavorable leasehold rights are amortized on a straight-line basis over the life of the applicable lease and reflected as a component of cost of revenues from continuing operations.  Scheduled amortization expense for the five years ending December 31, 2011 to 2015 is  $83,468 per year.
Noncontrolling Interests
The consolidated financial statements include all assets, liabilities, revenues and expenses of surgical facilities in which the Company has sufficient ownership and rights to allow the Company to consolidate the surgical facilities.  Similar to its investments in unconsolidated affiliates, the Company regularly engages in the purchase and sale of equity interests with respect to its consolidated subsidiaries that do not result in a change of control. These transactions are accounted for as equity transactions, as they are undertaken among the Company, its consolidated subsidiaries, and noncontrolling interests, and their cash flow effect is classified within financing activities.
Investments in and Advances to Affiliates
As of December 31, 2010 and 2009, the Company held interests in six and eight surgical facilities, respectively, in which it exercised significant influence. However, the Company does not consolidate these facilities because of a lack of control.  The Company accounts for such investments under the equity method.  As of both December 31, 2010 and 2009, the Company owned less than 20% of two and three of these surgical facilities, respectively, but exerted significant influence through board of director representation, as well as an agreement to manage the surgical facilities.
Other Assets
Other assets at December 31, 2010 and 2009 included approximately  $7.5 million and  $9.5 million, respectively, related to deferred financing costs.  Deferred financing costs primarily relate to the Company’s senior secured credit facility and the issuance of the Toggle Notes. Deferred financing costs consist of prepaid interest, loan fees and other costs of financing that are amortized over the term of the related financing agreements.  The deferred financing costs are amortized as interest expense on the accompanying consolidated statements of operations.
Other Accrued Expenses
A summary of other accrued expenses is as follows (in thousands):

	2010	2009
Interest payable	$9,865	$9,945
Current taxes payable	6,344	5,444
Insurance liabilities	1,540	2,651
Interest rate swap liability	—	5,045
Other accrued expenses	8,065	7,842
	$25,814	$30,927
Comprehensive Income
The Company reports other comprehensive income as a measure of changes in stockholders’ equity that results from recognized transactions.  The Company entered into an interest rate swap agreement on November 2, 2010.  The value of the interest rate swap was recorded as a long term liability of  $314,000 at December 31, 2010.  The change in the fair value of the interest rate swap was recorded to comprehensive income, net of taxes, in the accompanying consolidated statements of stockholders equity. Comprehensive loss was  $314,000,  $2.7 million, and  $5.6 million, for the years ended December 31, 2010, 2009 and 2008, respectively.
Revenues
Revenues by service type consist of the following for the periods indicated (in thousands):

	Year Ended December 31,
	2010	2009	2008
Patient service revenues	$393,823	$322,786	$305,453
Physician service revenues	5,800	6,464	6,548
Other service revenues	6,427	7,694	9,483
Total revenues	$406,050	$336,944	$321,484
Patient Service Revenues
Approximately 97% of the Company’s revenues are patient service revenues.  Patient service revenues are revenues from healthcare procedures performed in each of the facilities that the Company consolidates for financial reporting purposes.  The fee charged varies depending on the type of service provided, but usually includes all charges for usage of an operating room, a recovery room, special equipment, supplies, nursing staff and medications.  Also, in a very limited number of surgical facilities, the Company charges for anesthesia services.  The fee does not normally include professional fees charged by the patient’s surgeon, anesthesiologist or other attending physician, which are billed directly by such physicians to the patient or third-party payor.  Patient service revenues are recognized on the date of service, net of estimated contractual adjustments and discounts for third-party payors, including Medicare and Medicaid.  Changes in estimated contractual adjustments and discounts are recorded in the period of change.
Physician Service Revenues
Physician service revenues are revenues from physician networks consisting of reimbursed expenses, plus participation in the excess of revenue over expenses of the physician networks, as provided for in the Company’s service agreements with the Company’s physician networks.  Reimbursed expenses include the costs of personnel, supplies and other expenses incurred to provide the management services to the physician networks.  The Company recognizes physician service revenues in the period in which reimbursable expenses are incurred and in the period in which the Company has the right to receive a percentage of the amount by which a physician network’s revenues exceed its expenses.  Physician service revenues are based on net billings with any changes in estimated contractual adjustments reflected in service revenues in the subsequent period.
Physician service revenues consist of the following for the periods indicated (in thousands):

	Year Ended December 31,
	2010	2009	2008
Professional services revenues	$17,948	$18,736	$18,623
Contractual adjustments	(9,183)	(9,414)	(9,294)
Clinic revenue	8,765	9,322	9,329
Medical group retainage	(2,965)	(2,858)	(2,781)
Physician service revenues	$5,800	$6,464	$6,548
Other Service Revenues
Other service revenues consists of management and administrative service fees derived from the non-consolidated surgical facilities that the Company accounts for under the equity method, management of surgical facilities in which the Company does not own an interest and management services the Company provides to physician networks for which the Company is not required to provide capital or additional assets.  The fees the Company derives from these management arrangements are based on a pre-determined percentage of the revenues of each surgical facility and physician network.  The Company recognizes other service revenues in the period in which services are rendered.
The following table sets forth by type of payor the percentage of the Company’s patient service revenues generated for the periods indicated:

	Year Ended December 31,
	2010	2009	2008
Private Insurance	69%	71%	72%
Government	25	24	22
Self-pay	4	4	4
Other	2	1	2
Total	100%	100%	100%
Supplemental Cash Flow Information
The Company made cash income tax payments of  $474,000,  $288,000 and  $409,000 for the years ended December 31, 2010, 2009 and 2008, respectively.  The Company made cash interest payments of  $22.9 million,  $18.2 million and  $33.8 million for the years ended December 31, 2010, 2009 and 2008 respectively.  The Company made non-cash, in kind interest payments on its Toggle Notes of  $26.1 million,  $23.3 million and  $17.6 million as of December 31, 2010, 2009 and 2008, respectively. The Company entered into capital leases for  $516,000,  $408,000 and  $1.9 million of equipment for the years ended December 31, 2010, 2009 and 2008, respectively.
Recently Issued and Adopted Accounting Guidelines
Adopted

In June 2009, the FASB issued changes to the accounting for variable interest entities.  These changes require an enterprise: (i) to perform an analysis to determine whether the enterprise’s variable interest or interests give it a controlling financial interest in a variable interest entity; (ii) to require ongoing reassessments of whether an enterprise is the primary beneficiary of a variable interest entity; (iii) to eliminate the quantitative approach previously required for determining the primary beneficiary of a variable interest entity; (iv) to add an additional reconsideration event for determining whether an entity is a variable interest entity when any changes in facts and circumstances occur such that holders of the equity investment at risk, as a group, lose the power from voting rights or similar rights of those investments to direct the activities of the entity that most significantly impact the entity’s economic performance; and (v) to require enhanced disclosures that will provide users of financial statements with more transparent information about an enterprise’s involvement in a variable interest entity.  These changes became effective for the Company on January 1, 2010.  The adoption of this standard did not have a material impact on the Company's consolidated results of operations or financial condition.
Issued

In August 2010, the FASB issued ASU No. 2010-24, “Health Care Entities” (Topic 954): Presentation of Insurance Claims and Related Insurance Recoveries. This ASU eliminates the practice of netting claim liabilities with expected related insurance recoveries for balance sheet presentation. Claim liabilities are to be determined with no regard for recoveries and presented on the balance sheet on a gross basis. Expected insurance recoveries are presented separately. ASU 2010-24 is effective January 1, 2011, and is not expected to impact the Company's results of operations or cash flows.

Reclassifications
Certain reclassifications have been made to the comparative periods’ financial statements to conform to the 2010 presentation.  The reclassifications primarily related to the presentation of discontinued operations and had no impact on the Company’s financial position or results of operations.

Acquisitions and Equity Method Investments	12 Months Ended
Dec. 31, 2010
Acquisitions and Equity Method Investments [Abstract]
Business Combination Disclosure [Text Block]
Acquisitions and Equity Method Investments
On April 9, 2010, the Company completed the acquisition of a 54.5% ownership interest in a 43-bed general acute care hospital with a surgical and obstetrics focus located in Idaho Falls, Idaho. The purchase price for the acquisition was  $31.9 million, plus existing third-party indebtedness of  $6.1 million and other obligations of  $48.0 million, which are consolidated on the Company's balance sheet.

On July 1, 2010, the Company acquired an incremental, controlling ownership interest of 37.0% in one of its surgical facilities located in Chesterfield, Missouri for  $18.8 million and began consolidating the facility for financial reporting purposes. Prior to the acquisition date, the Company owned a 13.0% interest in this facility which was accounted for as an equity method investment. The acquisition date fair value of the existing equity interest was  $16.3 million and is included in the measurement of the consideration transferred for purposes of allocating the purchase price. The fair value was determined using comparable market multiples. The Company recognized a gain of  $3.2 million as a result of remeasuring its existing equity interest in the facility prior to the purchase of the incremental interest. The gain is presented separately as “Business combination remeasurement gains” on the consolidated statement of operations.

The Company has accounted for these acquisitions under the purchase method of accounting. Under the purchase method of accounting, the total purchase price is allocated to the net tangible and intangible assets acquired and liabilities assumed in connection with the acquisition based on their estimated fair values. The preliminary allocation of the purchase price was based upon management's preliminary valuation of the fair value of tangible and intangible assets acquired and liabilities assumed, and such valuation is subject to change.

The following table summarizes the allocation of the aggregate purchase price of the acquisitions recorded using the purchase method of accounting for the year ended December 31, 2010 (in thousands):

December 31, 2010
Cash consideration	$50,709
Working capital true-up in escrow	(601)
Fair value of the noncontrolling interests	40,207
Total consideration	90,315
Net assets acquired
Cash	6,278
Accounts receivable	18,649
Inventories	1,316
Prepaid expenses and other current assets	724
Property and equipment	61,410
Other assets	557
Accounts payable	(3,172)
Accrued payroll and benefits	(2,425)
Other accrued expenses	(667)
Current portion of long-term debt	(1,829)
Long-term debt, less current maturities	(10,517)
Other liabilities (a)	(61,292)
Net assets acquired	9,032
Excess of purchase price over identifiable net assets acquired	$81,283

(a)	Other liabilities include $48.0 million to record the financing obligation payable to the hospital facility lessor relating to the land, building and improvements.

Following are the results for the year ended December 31, 2010 and December 31, 2009 as if the acquisitions had occurred on January 1, of the respective periods (in thousands):

	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Revenues	$432,322	$413,431	$403,197
Net (loss) income	22,468	8,269	4,783
Net loss attributable to Symbion, Inc	$(6,468)	$(17,199)	$(19,154)
Effective May 1, 2009, the Company acquired a 47.0% ownership interest in a surgical hospital in Austin, Texas for  $350,000 plus the assumption of  $2.6 million of debt.  The acquisition was financed with cash from operations.  The Company, as general partner, has the ability to direct the financial affairs of the facility, and as such, this facility is consolidated for financial reporting purposes.
Effective February 21, 2008, the Company acquired ownership in five surgical facilities specializing in spine, orthopedic and pain management procedures located in Boulder, Colorado; Honolulu, Hawaii; Bristol and Nashville, Tennessee; and Seattle, Washington for an aggregate of  $5.8 million and the assumption of  $4.7 million of debt.  The Company acquired an ownership ranging from 20.0% to 50.0% in these surgical facilities.  Four of these facilities are consolidated for financial reporting purposes.
These acquisitions were accounted for under the purchase method of accounting, and accordingly, the results of operations of the acquired consolidated businesses are included in the accompanying consolidated financial statements from their respective dates of acquisition.  These acquisitions placed the Company in new markets or expanded the Company’s presence in current markets.
The Company also engages in investing transactions that are not business combinations.  These transactions primarily consist of acquisitions and sales of non-controlling equity interests in surgical facilities and the investment of additional cash in surgical facilities under development.  During the first quarter of 2009, the Company acquired an incremental ownership of 18.0% in its surgical facility located in Westlake Village, California for  $416,000.   Prior to the acquisition, the Company owned 1.0% of this facility.  The acquisition was financed with cash from operations.
Effective September 1, 2009, the Company acquired an ownership of 28.8% in a surgical facility located in Gresham, Oregon for  $525,000.  The acquisition was financed with cash from operations.  The Company accounts for this investment under the equity method.
During 2008, the Company acquired an incremental ownership of 16.7% in its surgical facility located in Irvine, California for  $3.1 million and an incremental ownership of 18.0% in its surgical facility located in Arcadia, California for  $304,000.  Prior to the acquisitions, the Company owned 15.3% of the Irvine, California surgical facility and 19.2% of the Arcadia, California surgical facility.
Additionally during 2008, the Company acquired an incremental ownership of 18.5% in its surgical facility located in Irvine, California for  $5.1 million.  Through this acquisition, the Company obtained a controlling interest in the facility.  The acquisition was treated as a business combination and the Company began consolidating the facility for financial reporting purposes in 2008.  The Company also acquired an incremental ownership in three other of its existing surgical facilities located in California.  The Company acquired an incremental ownership of 10.7% in two surgical facilities located in Beverly Hills, California for an aggregate of  $2.5 million and a 6.4% incremental ownership in a surgical facility located in Encino, California for  $2.0 million.  Prior to the acquisitions, the Company owned 55.1% and 57.0% of the two Beverly Hills, California surgical facilities and 55.5% of the Encino, California surgical facility.

Discontinued Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Discontinued Operations [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
Discontinued Operations

The Company disposed of four surgical facilities during 2010 which are classified as discontinued operations. The results of operations in these centers are presented net of income taxes in the accompanying consolidated financial statements as discontinued operations. In connection with one of the disposed facilities, the Company recorded an accrual of  $1.7 million for future obligations under a facility operating lease. As of June 30, 2011, the lease liability was  $1.2 million. The accompanying consolidated financial statements have been reclassified to conform to this presentation for all periods presented. These required reclassifications of prior period consolidated financial statements did not impact total assets, liabilities, stockholders' equity, net loss or cash flows.

Revenues, loss on operations before taxes, income tax benefit, loss on sale, net of taxes and the loss from discontinued operations, net of taxes for the three and six months ended June 30, 2011 and 2010 related to discontinued operations were as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Revenues	$—	$2,878	$—	$5,467
Loss on operations, before taxes	$—	$(84)	$—	$(358)
Income tax benefit	$—	$(2)	$—	$(5)
Loss on sale, net of taxes	$(71)	$—	$(88)	$(9)
Loss from discontinued operations, net of taxes	$(71)	$(82)	$(88)	$(362)

Discontinued Operations and Divestitures
The Company evaluates its portfolio of surgical facilities to ensure the facilities are performing as expected. During 2010, the Company committed to a plan to divest its interest in four facilities that are consolidated for financial reporting purposes. In September 2010, the Company sold its interest in a surgical facility located in Orlando, Florida for net proceeds of  $1.3 million and recognized a loss of  $2.2 million, which includes an accrual of  $1.7 million for future contractual obligations under a facility operating lease. As of December 31, 2010, the lease liability was  $1.4 million. In October 2010, the Company sold its interest in a surgical facility located in Duncanville, Texas for net proceeds of  $1.0 million and recognized a gain of  $256,000. In December 2010, the Company sold its interest in surgical facilities located in Hammond, Louisiana and Vincennes, Indiana for net proceeds of  $583,000 and  $591,000, respectively, and recognized a gain of  $109,000 and a loss of  $275,000, respectively. All of the aforementioned divestitures were included in losses from discontinued operations. These facilities' assets, liabilities, revenues, expenses and cash flows have been classified as discontinued operations for all periods presented.
During the fourth quarter of 2010, the Company took one facility located in San Antonio, Texas, previously listed as held for sale, off the market. The results of operations for this surgical facility have been reclassified from discontinued operations to continuing operations for all periods presented.
Revenues and the net income for the years ended December 31, 2010, 2009 and 2008 related to this facility, which has been recast as continuing operations, are as follows:

	Year Ended December 31,
	2010	2009	2008
Revenues	$4,457	$4,381	$4,584
Net income	$67	$166	$359
In February 2009, the Company ceased operations at its surgical facility located in Englewood, Colorado.  A loss was recorded on the disposal of  $5.9 million, which included an accrual of  $4.6 million for future contractual obligations under a facility operating lease. The Company terminated this contractual lease obligation in July 2010 and paid cash of  $1.2 million to settle the  $3.6 million balance remaining on the obligation. A  $2.4 million gain is included in the loss from discontinued operations as of December 31, 2010.
Revenues, the loss on operations before income taxes, income tax provision (benefit), gain (loss) on sale, net of taxes and the loss from discontinued operations net of taxes for the years ended December 31, 2010, 2009 and 2008 related to discontinued operations were as follows (in thousands):

	Year Ended December 31,
	2010	2009	2008
Revenues	$8,697	$14,548	$17,879
Loss on operations, before taxes	$(1,337)	$(18)	$(953)
Income tax provision (benefit)	$5	$41	$(1,383)
Gain (loss) on sale, net of taxes	$378	$(5,840)	$(3,527)
Loss from discontinued operations, net of taxes	$(964)	$(5,899)	$(3,097)
Effective February 1, 2010, the Company disposed of its ownership interest in its surgical facility located in Arcadia, California.  The Company recorded an impairment charge related to this equity method investment of  $2.4 million in 2009.  Effective July 10, 2009, the Company disposed of its ownership interest in its surgical facility located in Temple, Texas.  A loss of  $273,000 was recorded in the quarter ended June 30, 2009. Because both of these investments were accounted for under the equity method, the results of operations for these facilities are not reported as discontinued operations.  The loss on disposal of these facilities is included in impairment and loss on disposal of long-lived assets.

Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2010
Goodwill and Intangible assets [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
Goodwill and Intangible Assets
The Company tests its goodwill and intangible assets for impairment at least annually, or more frequently if certain indicators arise.  The Company tests goodwill at the reporting unit level, which the Company concludes is the consolidated results of Symbion, Inc.  The Company completed the required annual impairment testing as of December 31, 2010, 2009 and 2008.
During 2010, the Company performed its impairment test by developing a fair value estimate of the business enterprise as of December 31, 2010 using a discounted cash flow approach and corroborated this analysis using a market-based approach.  As the Company does not have publicly traded equity from which to derive a market value, an assessment of peer company data was performed whereby the Company selected comparable peers based on growth and leverage ratios, as well as industry specific characteristics.  Management estimated a reasonable market value of the Company as of December 31, 2010 based on earnings multiples and trading data of the Company's peers. This market-based approach was then used to corroborate the results of the discounted cash flows approach.  No impairment was indicated as of December 31, 2010.
Changes in the carrying amount of goodwill are as follows (in thousands):

Balance at December 31, 2009	$545,238
Acquisitions	81,283
Purchase price allocations	(109)
Disposals	(1,675)
Balance at December 31, 2010	$624,737
Purchase price allocations for the period reflect adjustments to the identifiable net assets of acquired facilities. As a result of the acquisition of a 54.5% ownership interest in a general acute care hospital with a surgical and obstetrics focus, located in Idaho Falls, Idaho during the second quarter of 2010, the Company recorded goodwill of  $50.2 million. As a result of the acquisition of an incremental, controlling ownership interest in its Chesterfield, Missouri facility during the third quarter of 2010, the Company recorded goodwill of  $31.1 million.
Effective December 31, 2010, the Company disposed of its facilities located in Hammond, Louisiana and Vincennes, Indiana, including goodwill of  $506,000. Effective October 31, 2010, the Company disposed of its facility located in Duncanville, Texas, including goodwill of  $417,000. Effective September 30, 2010, the Company disposed of its facility located in Orlando, Florida, including goodwill of  $752,000.
Effective November 15, 2010, the Company acquired an oncology practice, which is operated within the Company's existing facility located in Idaho Falls, Idaho. As a result of this acquisition, the Company recorded intangible assets related to a non-compete agreement of  $2.3 million. This intangible asset will be amortized over a five year term. Additionally, the Company has intangible assets related to the certificates of need for certain of its facilities of  $19.5 million. These indefinite-lived assets are not amortized, but are assessed for possible impairment under the Company's impairment policy.

Operating Leases	12 Months Ended
Dec. 31, 2010
Operating Leases [Abstract]
Leases of Lessee Disclosure [Text Block]
Operating Leases
The Company leases office space and equipment for its surgical facilities, including surgical facilities under development.  The lease agreements generally require the lessee to pay all maintenance, property taxes, utilities and insurance costs.  The Company accounts for operating lease obligations and sublease income on a straight-line basis.  Contingent obligations of the Company are recognized when specific contractual measures have been met, which is typically the result of an increase in the Consumer Price Index.  Lease obligations paid in advance are included in prepaid rent.  The difference between actual lease payments and straight-line lease expense over the original lease term, excluding optional renewal periods, is included in deferred rent.
The future minimum lease payments under non-cancelable operating leases at December 31, 2010 are as follows (in thousands):

2011	$22,675
2012	21,510
2013	18,726
2014	15,595
2015	9,692
Thereafter	39,571
Total minimum lease payments	$127,769
Total rent and lease expense was  $24.5 million,  $24.4 million and  $20.9 million for the periods ended December 31, 2010, 2009 and 2008, respectively.  The Company incurred rental expense of  $5.6 million,  $5.6 million and  $4.6 million under operating leases with physician investors and an entity that is an affiliate of one of the Company’s former directors for the periods ended December 31, 2010, 2009 and 2008, respectively.

Long Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Long-term Debt, Unclassified [Abstract]
Long-term Debt [Text Block]
Long-Term Debt

The Company's long-term debt is summarized as follows (in thousands):

	June 30, 2011	December 31, 2010
Senior secured credit facility	$—	$277,500
Senior Secured Notes, net of debt issuance discount of $5,237	344,763	—
PIK toggle notes	89,467	232,000
PIK exchangeable notes	88,490	—
Notes payable to banks	13,149	14,786
Secured term loans	6,615	7,236
Capital lease obligations	3,804	5,090
	546,288	536,612
Less current maturities	(6,380)	(29,195)
Total	$539,908	$507,417

As described in the following sections, the Company modified its long-term debt structure during the second quarter of 2011. On June 14, 2011, the Company completed a private offering of  $350.0 million aggregate principal amount of 8.00% senior secured notes due 2016 (the "Offering"). The proceeds of the Offering were used to retire the Company's existing senior secured credit facility and a portion of the Company's existing Toggle Notes. In connection with the Offering, the Company entered into a new super-priority revolving credit facility and an agreement with certain holders of its outstanding Toggle Notes to exchange Toggle Notes having an aggregate principal amount of  $85.4 million, at par plus accrued and unpaid interest, for  $88.5 million initial aggregate principal amount of new 8.00% Senior PIK Exchangeable Notes due 2017. These transactions are described in detail below.

Senior Secured Credit Facility

On August 23, 2007, the Company entered into a  $350.0 million senior secured credit facility with a syndicate of banks.  The senior secured credit facility extends credit in the form of two term loans of  $125.0 million each (the first, the “Tranche A Term Loan” and the second, the “Tranche B Term Loan”) and a  $100.0 million revolving, swingline and letter of credit facility (the “Revolving Facility”).  The Tranche A Term Loan was scheduled to mature on August 23, 2013, the Tranche B Term Loan was scheduled to mature on August 23, 2014 and the Revolving Facility was scheduled to mature on August 23, 2013.  The Tranche A Term Loan required quarterly payments of  $4.7 million through September 30, 2011, quarterly payments of  $6.3 million from December 31, 2011 through September 30, 2012, quarterly payments of  $18.1 million from December 31, 2012 through June 30, 2013 and a balloon payment of  $12.6 million on August 23, 2013.  The Tranche B Term Loan required quarterly principal payments of  $312,500 through June 30, 2014 and a balloon payment of  $111.1 million on August 23, 2014.

As of June 14, 2011, the Tranche A Term Loan had a principal balance of  $101.4 million and accrued interest of  $214,000. The Tranche B Term Loan had a principal balance of  $115.1 million and accrued interest of  $243,000. As of June 1, 2011, the interest rate on the borrowings under the senior secured credit facility was 5.5%.  The  $100.0 million Revolving Facility included a non-use fee of 0.5% of the portion of the facility not used.  The Company paid this fee quarterly.  As of June 14, 2011, the amount outstanding under the Revolving Facility was  $56.0 million with accrued interest and unused fee of  $164,000. Concurrent with the Offering, the Company used proceeds of the Offering to retire its existing senior secured credit facility.
Toggle Notes
On June 3, 2008, the Company completed a private offering of  $179.9 million aggregate principal amount of the 11.00%/11.75% senior PIK toggle notes due 2015 ("the "Toggle Notes").  Interest on the Toggle Notes is due February 23 and August 23 of each year.  The Toggle Notes will mature on August 23, 2015.  For any interest period through August 23, 2011, the Company may elect to pay interest on the Toggle Notes (i) in cash, (ii) in kind, by increasing the principal amount of the notes or issuing new notes (referred to as “PIK interest”) for the entire amount of the interest payment or (iii) by paying interest on 50% of the principal amount of the Toggle Notes in cash and 50% in PIK interest.  Cash interest on the Toggle Notes accrues at the rate of 11.0% per annum.  PIK interest on the Toggle Notes accrues at the rate of 11.75% per annum.  The Company elects to pay cash interest or to exercise the PIK option in advance of the interest period.
Since August 23, 2008, the Company has elected the PIK option of the Toggle Notes in lieu of making scheduled interest payments for various interest periods. As a result, the principal due on the Toggle Notes has increased by  $65.7 million from the issuance of the Toggle Notes to June 30, 2011. On February 23, 2011, the Company elected the PIK option of the Toggle Notes in lieu of making scheduled interest payments for the interest period from February 24, 2011 to August 23, 2011. The Company has accrued  $3.7 million in interest on the Toggle Notes in other accrued expenses as of June 30, 2011.

At June 14, 2011, the aggregate principal of Toggle Notes outstanding was  $245.6 million, and in connection with the Offering, the Company repurchased  $70.8 million aggregate principal amount of Toggle Notes, at par plus accrued and unpaid interest of  $2.6 million and exchanged  $85.4 million aggregate principal amount of Toggle Notes, at par plus accrued interest of  $3.1 million, for  $88.5 million aggregate principal amount of PIK Exchangeable Notes.
The Toggle Notes are unsecured senior obligations and rank equally with other existing and future senior indebtedness, senior to all future subordinated indebtedness and effectively junior to all secured indebtedness to the extent of the value of the collateral securing such indebtedness.  Certain existing subsidiaries have guaranteed the Toggle Notes on a senior basis, as required by the indenture governing the Toggle Notes.  The indenture also requires that certain of the Company's future subsidiaries guarantee the Toggle Notes on a senior basis.  Each guarantee is unsecured and ranks equally with senior indebtedness of the guarantor, senior to all of the guarantor's subordinated indebtedness and effectively junior to its secured indebtedness to the extent of the value of the collateral securing such indebtedness.
The indenture governing the Toggle Notes contains various restrictive covenants, including financial covenants that limit the Company's ability and the ability of the subsidiaries to borrow money or guarantee other indebtedness, grant liens, make investments, sell assets, pay dividends or engage in transactions with affiliates. At June 30, 2011, the Company was in compliance with all material covenants contained in the indenture governing the Toggle Notes.
Senior Secured Notes

On June 14, 2011, the Company completed a private offering of  $350.0 million aggregate principal amount of 8.00% senior secured notes due 2016 (the "Senior Secured Notes"). The Senior Secured Notes were issued at a 1.51% discount, yielding proceeds of approximately  $344.7 million. Interest on the Senior Secured Notes is due June 15 and December 15 of each year and will accrue at the rate of 8.00% per annum. The first interest payment on the Senior Secured Notes is due December 15, 2011. The Senior Secured Notes will mature on June 15, 2016.

The Senior Secured Notes are guaranteed by substantially all of the Company's existing and future material wholly-owned domestic restricted subsidiaries. The Senior Secured Notes and the guarantees are the Company's and the guarantors' senior secured obligations and rank equal in right of payment with any of the Company's or the guarantors' existing and future senior indebtedness and pari passu with the Company's and the guarantors' first priority liens, except to the extent that the property and assets securing the notes also secure the obligations under the Company's new  $50.0 million senior secured super-priority revolving credit facility, which is entitled to proceeds of the collateral prior to the Senior Secured Notes, in the event of a foreclosure or any insolvency proceedings.

The Company may redeem all or any portion of the notes on or after June 15, 2014 at the redemption price set forth in the indenture governing the Senior Secured Notes, plus accrued interest. Prior to June 15, 2014, in each of 2011, 2012 and 2013, the Company may redeem up to 10% of the original aggregate principal amount of the Senior Secured Notes at a price equal to 103% of the aggregate principal amount thereof, plus accrued and unpaid interest. The Company may also redeem all or any portion of the Senior Secured Notes at any time prior to June 15, 2014 at a price equal to 100% of the aggregate principal amount thereof plus a make-whole premium and accrued and unpaid interest. In addition, the Company may redeem up to 35% of the aggregate principal amount of the notes with proceeds of certain equity offerings at any time prior to June 15, 2014.

In connection with the closing of the sale of the Senior Secured Notes, the Company and the guarantors entered into a Registration Rights Agreement, whereby the Company agreed, under certain circumstances, to register senior secured notes with substantially identical terms to the Senior Secured Notes (the "Registered Senior Secured Notes") and commence an exchange offer to allow holders of the Senior Secured Notes to exchange their Senior Secured Notes for Registered Senior Secured Notes.
At June 30, 2011, the Company was in compliance with all material covenants contained in the indenture governing the Senior Secured Notes.
Scheduled amortization of the discount recorded in connection with the Senior Secured Notes is as follows (in thousands):

Discount Attributable to Senior Secured Notes
July 1, 2011 through December 31, 2011	$395
January 1, 2012 through December 31, 2012	927
January 1, 2013 through December 31, 2013	1,006
January 1, 2014 through December 31, 2014	1,092
January 1, 2015 through December 31, 2015	1,186
January 1, 2016 through June 15, 2016	631
Total	$5,237

 $50.0 Million Senior Secured Super-Priority Revolving Credit Facility

Concurrent with the Offering, the Company entered into a  $50.0 million senior secured super-priority revolving credit facility (the "New Credit Facility") with a syndicate of financial institutions led by affiliates of the initial Senior Secured Note purchasers. The New Credit Facility includes revolving credit loans and swingline loans. Letters of credit may also be issued under the New Credit Facility. The New Credit Facility matures December 15, 2015. The New Credit Facility is subject to a potential, although uncommitted, increase of up to  $25.0 million at the Company's request at any time prior to maturity of the facility, subject to certain conditions, including compliance with a maximum net senior secured leverage ratio and a minimum cash interest coverage ratio. The increase is only available if one or more financial institutions agree to provide it.

Loans under the New Credit Facility will bear interest, at the Company's option, at the reserve adjusted LIBOR rate plus 4.50% or at the alternate base rate plus 3.50%. The Company is required to pay a commitment fee at a rate equal to 0.50% per annum on the undrawn portion of commitments in respect of the New Credit Facility. This fee is payable quarterly in arrears and on the date of termination or expiration of the commitments.

The New Credit Facility contains financial covenants requiring the Company not to exceed a maximum net senior secured leverage ratio or fall below a minimum cash interest coverage ratio, in each case tested quarterly. Borrowings under the New Credit Facility are subject to significant conditions, including the absence of any material adverse change. At June 30, 2011, the Company was in compliance with all material covenants contained in the New Credit Facility. As of June 30, 2011,  $50.0 million was available under our New Credit Facility.

Senior PIK Exchangeable Notes

Concurrent with the Offering, the Company exchanged with affiliates of Crestview, and certain other holders of the Company's outstanding Toggle Notes, Toggle Notes having an aggregate principal amount of  $85.4 million, at par plus accrued and unpaid interest, for  $88.5 million initial aggregate principal amount of the Company's 8.00% senior PIK Exchangeable Notes due 2017 (the "PIK Exchangeable Notes").

The PIK Exchangeable Notes will mature on June 15, 2017. Interest will accrue on the PIK Exchangeable Notes at a rate of 8.00% per year, compounding semi-annually on each June 15 and December 15 of each year, commencing on December 15, 2011. The Company will not pay interest in cash on the PIK Exchangeable Notes. Instead, the Company will pay interest on the PIK Exchangeable Notes in kind by increasing the principal amount of the PIK Exchangeable Notes on each interest accrual date by an amount equal to the entire amount of the accrued interest.

The PIK Exchangeable Notes are exchangeable into shares of common stock of Holdings at any time prior to the close of business on the business day immediately preceding the maturity date of the PIK Exchangeable Notes at a per share exchange price of  $3.50. Upon exchange, holders of the PIK Exchangeable Notes will receive a number of shares of common stock of Holdings equal to (i) the accreted principal amount of the PIK Exchangeable Notes to be exchanged, plus accrued and non-capitalized interest, divided by (ii) the exchange price. The exchange price in effect at any time will be subject to customary adjustments.

The PIK Exchangeable Notes are unsecured senior obligations and rank equally with other existing and future senior indebtedness, senior to all future subordinated indebtedness and effectively junior to all secured indebtedness to the extent of the value of the collateral securing such indebtedness. Holdings and substantially all of the Company's existing and future material wholly owned domestic subsidiaries have guaranteed the PIK Exchangeable Notes on a senior basis, as required by the indenture governing the PIK Exchangeable Notes. Each guarantee is unsecured and ranks equally with senior indebtedness of the guarantor, senior to all of the guarantor's subordinated indebtedness and effectively junior to its secured indebtedness to the extent of the value of the collateral securing such indebtedness.

The Company may not redeem the PIK Exchangeable Notes prior to June 15, 2014. On or after June 15, 2014, the Company may redeem some or all of the PIK Exchangeable Notes for cash at a redemption price equal to a specified percentage of the accreted principal amount of the PIK Exchangeable Notes to be redeemed, plus accrued and non-capitalized interest. The specific percentage for such redemptions will be 104% for redemptions during the year commencing on June 15, 2014, 102% for redemptions during the year commencing on June 15, 2015, and 100% for redemptions during the year commencing on June 15, 2016.

The Company recorded the PIK Exchangeable Notes in accordance with ASC Topic 470, Debt. In the exchange, the new PIK Exchangeable Notes were recorded at fair value. At June 30, 2011, the Company was in compliance with all material covenants contained in the indenture governing the PIK Exchangeable Notes.

Notes Payable to Banks

Certain subsidiaries of the Company have outstanding bank indebtedness which is collateralized by the real estate and equipment owned by the surgical facilities to which the loans were made. The various bank indebtedness agreements contain covenants to maintain certain financial ratios and also restrict encumbrance of assets, creation of indebtedness, investing activities and payment of distributions.

Capital Lease Obligations

The Company is liable to various vendors for several equipment leases. The carrying value of the assets was  $4.8 million and  $5.1 million as of June 30, 2011 and December 31, 2010, respectively.

Other Obligations

In connection with the acquisition of Mountain View Hospital, LLC the Company assumed other obligations of  $49.6 million. This obligation is payable to the hospital facility lessor for the land, building and improvements at Mountain View Hospital, LLC. As of June 30, 2011, the balance on the obligation is  $48.3 million.

Long-Term Debt
The Company’s long-term debt is summarized as follows (in thousands)

	December 31,
	2010	2009
Senior secured credit facility	$277,500	$232,125
Senior PIK toggle notes	232,000	206,967
Notes payable to banks	19,104	14,323
Secured term loans	2,918	2,510
Capital lease obligations	5,090	8,951
	536,612	464,876
Less current maturities	(29,195)	(20,118)
	$507,417	$444,758
Senior Secured Credit Facility
On August 23, 2007, the Company entered into a  $350.0 million senior secured credit facility with a syndicate of banks.  The senior secured credit facility extends credit in the form of two term loans of  $125.0 million each (the first, the “Tranche A Term Loan” and the second, the “Tranche B Term Loan”) and a  $100.0 million revolving, swingline and letter of credit facility (the “Revolving Facility”).  The swingline facility is limited to  $10.0 million and the swingline loans are available on a same-day basis.  The letter of credit facility is limited to  $10.0 million.  The Company is the borrower under the senior secured credit facility, and all of its wholly owned subsidiaries are guarantors.  Under the terms of the senior secured credit facility, entities that become wholly owned subsidiaries must also guarantee the debt.
The Tranche A Term Loan matures on August 23, 2013, the Tranche B Term Loan matures on August 23, 2014 and the Revolving Facility matures on August 23, 2013.  The Tranche A Term Loan requires quarterly payments of  $4.7 million from December 31, 2010 through September 30, 2011, quarterly payments of  $6.3 million from December 31, 2011 through September 30, 2012, quarterly payments of  $18.1 million from December 31, 2012 through June 30, 2013 and a balloon payment of  $12.6 million on August 23, 2013.  The Tranche B Term Loan requires quarterly principal payments of  $312,500 through June 30, 2014 and a balloon payment of  $111.1 million on August 23, 2014.
At the Company’s option, the term loans bear interest at the lender’s alternate base rate in effect on the applicable borrowing date plus an applicable alternate base rate margin, or Eurodollar rate in effect on the applicable borrowing date, plus an applicable Eurodollar rate margin.  Both the applicable alternate base rate margin and applicable Eurodollar rate margin will vary depending upon the ratio of the Company’s total indebtedness to consolidated EBITDA.
The senior secured credit facility permits the Company to declare and pay dividends only in additional shares of its stock except for the following exceptions.  Restricted Subsidiaries, as defined in the credit agreement, may declare and pay dividends ratably with respect to their capital stock.  The Company may declare and pay cash dividends or make other distributions to Holdings provided the proceeds are used by Holdings to (i) purchase or redeem equity interest of Holdings acquired by former or current employees, consultants or directors of Holdings, the Company or any Restricted Subsidiary or (ii) pay principal or interest on promissory notes that were issued in lieu of cash payments for the repurchase or redemption of such Equity Instruments, provided that the aggregate amount of such dividends or other distributions shall not exceed  $3.0 million in any fiscal year.  Any unused amounts that are permitted to be paid under this provision are available to be carried over to subsequent fiscal years provided that certain conditions are met.  The Company may also make payments to Holdings to pay franchise taxes and other fees required to maintain its corporate existence provided such payments do not exceed  $3.0 million in any calendar year and also make payments in the amount necessary to enable Holdings to pay income taxes directly attributable to the operations of the Company and to make  $1.0 million in annual advisory and management agreement payments.  The Company may also make additional payments to Holdings in an aggregate amount not to exceed  $5.0 million throughout the term of the senior secured credit facility.
As of December 31, 2010, the amount outstanding under the senior secured credit facility was  $277.5 million with an interest rate on the borrowings of 3.5%.  The  $100.0 million Revolving Facility includes a non-use fee of 0.5% of the portion of the facility not used.  The Company pays this fee quarterly.  As of December 31, 2010, the amount available under the Revolving Facility was  $44.0 million.
Interest Rate Swap
On November 2, 2010, the Company entered into an interest rate swap agreement to protect the Company against certain interest rate fluctuations of the LIBOR rate on  $100.0 million of the Company’s variable rate debt under the senior secured credit facility, with Goldman Sachs, Inc., as counterparty.  The effective date of the interest rate swap was December 31, 2010, and it is scheduled to expire on December 31, 2012.  The interest rate swap effectively fixes the Company’s LIBOR interest rate on the  $100.0 million of variable debt at a rate of 0.85%.
The FASB established a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value.  These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.
The Company determines the fair value of its interest rate swap based on the amount at which it could be settled, which is referred to as the exit price.  This price is based upon observable market assumptions and appropriate valuation adjustments for credit risk.  The Company has categorized its interest rate swap as Level 2.
The Company does not hold or issue derivative financial instruments for trading purposes.  The fair value of the Company’s interest rate swap at December 31, 2010 reflected a liability of approximately  $314,000. The interest rate swap reflects a liability balance as of December 31, 2010 because of a decrease in market interest rates since inception.
At inception, the Company designated the interest rate swap as a cash flow hedge instrument.  The Company assesses the effectiveness of this cash flow hedge instrument on a quarterly basis.  As of December 31, 2010, the Company determined the hedge instrument to be effective.
Senior PIK Toggle Notes
On June 3, 2008, the Company completed a private offering of  $179.9 million aggregate principal amount of the 11.00%/11.75% Senior PIK Toggle Notes due 2015.  Interest on the Toggle Notes is due February 23 and August 23 of each year.  The Toggle Notes will mature on August 23, 2015.  For any interest period through August 23, 2011, the Company may elect to pay interest on the Toggle Notes (i) in cash, (ii) in kind, by increasing the principal amount of the notes or issuing new notes (referred to as “PIK interest”) for the entire amount of the interest payment or (iii) by paying interest on 50% of the principal amount of the Toggle Notes in cash and 50% in PIK interest.  Cash interest on the Toggle Notes will accrue at the rate of 11.0% per annum.  PIK interest on the Toggle Notes will accrue at the rate of 11.75% per annum.  The proceeds from the issuance of the Toggle Notes were used exclusively to repay the bridge facility.
Since August 23, 2008, the Company has elected the PIK option of the Toggle Notes in lieu of making scheduled interest payments for various interest periods. As a result, the principal due on the Toggle Notes has increased by  $52.1 million from the issuance of the Toggle Notes to December 31, 2010. On August 23, 2010, the Company elected the PIK option of the Toggle Notes in lieu of making scheduled interest payments for the interest period from August 24, 2010 to February 23, 2011. The Company has accrued  $9.7 million in interest in other accrued expenses as of December 31, 2010. As of December 31, 2010, the amount outstanding under the Toggle Notes was  $232.0 million.
The Toggle Notes are unsecured senior obligations and rank equally with other existing and future senior indebtedness, senior to all future subordinated indebtedness and effectively junior to all secured indebtedness to the extent of the value of the collateral securing such indebtedness.  Certain existing subsidiaries have guaranteed the Toggle Notes on a senior basis, as required by the indenture.  The indenture also requires that certain of the Company's future subsidiaries guarantee the Toggle Notes on a senior basis.  Each guarantee is unsecured and ranks equally with senior indebtedness of the guarantor, senior to all of the guarantor's subordinated indebtedness and effectively junior to its secured indebtedness to the extent of the value of the collateral securing such indebtedness.
The indenture governing the Toggle Notes contains various restrictive covenants, including financial covenants that limit the Company's ability and the ability of the subsidiaries to borrow money or guarantee other indebtedness, grant liens, make investments, sell assets, pay dividends or engage in transactions with affiliates.
At December 31, 2010, the Company was in compliance with all material covenants required by each of the senior secured credit facility and the Toggle Notes.
Notes Payable to Banks
Certain subsidiaries of the Company have outstanding bank indebtedness of  $19.1 million which is collateralized by the real estate and equipment owned by the surgical facilities to which the loans were made.  The various bank indebtedness agreements contain covenants to maintain certain financial ratios and also restrict encumbrance of assets, creation of indebtedness, investing activities and payment of distributions.  During 2010, the Company extinguished certain facility level notes payable to banks. The Company recognized a gain of  $1.9 million due to this debt extinguishment.
Capital Lease Obligations
The Company is liable to various vendors for several equipment leases.  The outstanding balance related to these capital leases at December 31, 2010 and 2009 was  $5.1 million and  $9.0 million, respectively.  The carrying value of the assets was  $5.2 million and  $5.7 million as of December 31, 2010 and 2009, respectively.
Other Long-Term Debt Information
Scheduled maturities of obligations as of December 31, 2010 are as follows (in thousands):

	Long-term Debt	Capital Lease Obligations	Total
2011	$26,804	$2,391	$29,195
2012	101,841	1,428	103,269
2013	56,833	1,046	57,879
2014	113,001	146	113,147
2015	1,043	79	1,122
Thereafter	232,000	—	232,000
	$531,522	$5,090	$536,612

Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes [Abstract]
Income Tax Disclosure [Text Block]
Income Taxes
The Company and its subsidiaries file a consolidated federal income tax return.  The partnerships and limited liability companies file separate income tax returns.  The Company's allocable portion of each partnership's and limited liability company's income or loss is included in the taxable income of the Company.  The remaining income or loss of each partnership and limited liability company is allocated to the other owners.  The Company made income tax payments of  $474,000 and  $288,000 for the periods ended December 31, 2010 and 2009, respectively.
Income tax expense from continuing operations is comprised of the following (in thousands):

	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Current:
Federal	$(1,763)	$(111)	$(1,756)
State	272	669	441
Deferred	9,278	7,204	14,779
Income tax expense	$7,787	$7,762	$13,464
A reconciliation of the provision for income taxes as reported and the amount computed by multiplying the income (loss) before taxes by the U.S. federal statutory rate of 35% was as follows (in thousands):

	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Tax at U.S. statutory rates	$9,409	$3,828	$6,854
State income taxes, net of federal tax benefit	1,328	565	988
Change in valuation allowance	3,720	10,260	14,468
Expiration of capital loss carryforwards	2,666	—	—
Net income attributable to noncontrolling interests	(9,405)	(6,906)	(8,337)
Other	69	15	(509)
	$7,787	$7,762	$13,464
The components of temporary differences and the approximate tax effects that give rise to the Company’s net deferred tax liability are as follows at December 31 (in thousands):

	2010	2009
Deferred tax assets:
Accrued malpractice reserve	$595	$678
Accrued vacation and bonus	778	296
Net operating loss carryforwards	39,157	26,116
Deferred project costs	31	84
Deferred rent	245	979
Interest rate swap	115	1,964
Capital loss carryforward	4,639	5,619
Stock option compensation	3,519	3,139
Other deferred assets	723	406
Total gross deferred tax assets	49,802	39,281
Less: Valuation allowance	(44,053)	(37,371)
Total deferred tax assets	5,749	1,910
Deferred tax liabilities:
Depreciation on property and equipment	(1,333)	(193)
Amortization of intangible assets	(2,696)	(2,241)
Basis differences of partnerships and joint ventures	(47,781)	(39,150)
Deferred financing costs and OID	(2,905)	(461)
Basis difference on divestitures	(2,158)	—
Other liabilities	(183)	(209)
Total deferred tax liabilities	(57,056)	(42,254)
Net deferred tax liability	$(51,307)	$(40,344)
As of December 31, 2010, the Company has recorded current deferred tax assets and net non-current deferred tax liabilities of  $2,000 and  $51.3 million, respectively.  The Company had federal net operating loss carryforwards of  $88.1 million as of December 31, 2010, which expire between 2027 and 2030.  The Company had state net operating loss carryforwards of  $193.9 million as of December 31, 2010, which expire between 2010 and 2030.  The Company had capital loss carryforwards of  $13.3 million as of December 31, 2010, which expire between 2010 and 2015.
The Company recorded a valuation allowance against deferred tax assets at December 31, 2010 and December 31, 2009 totaling  $44.1 and  $37.4 million, respectively, which represents an increase of approximately  $6.7 million.  The valuation allowance has been provided for certain deferred tax assets, for which the Company believes it is more likely than not that the assets will not be realized.  Included in the change in valuation allowance was a decrease of approximately  $681,000 that was recorded to Other Comprehensive Income related to the tax effect of the interest rate swap changes. In addition, approximately  $1.9 million of the increase in the valuation allowance was recorded to additional paid in capital as the result of the tax effect of the acquisitions and disposals of shares of noncontrolling interests.
For the year ended December 31, 2010, the Company recorded income tax expense of  $4,900 related to discontinued operations.
A reconciliation of the beginning and ending liability for gross unrecognized tax benefits at December 31, 2010 and 2009 is as follows (in thousands).

	2010	2009
Unrecognized tax benefits balance at January 1	$3,315	$44
Additions based on tax provisions related to the current year	—	3,094
Additions for tax positions of prior years	386	190
Reductions for settlements with taxing authorities	(22)	(13)
Reductions for the expiration of statutes of limitations	(101)
Unrecognized tax benefits balance at December 31	$3,578	$3,315
The Company recognizes interest and penalties related to uncertain tax positions in income tax expense.  As of December 31, 2010 and 2009, the Company had approximately  $163,000 and  $96,000 of accrued interest and penalties related to uncertain tax positions, respectively.
The Company's U.S. federal and state income tax returns for tax years 2006 and beyond remain subject to examination. During 2010, the Company was notified that the Internal Revenue Service would commence an audit of the Company's federal income tax returns for the years ended December 31, 2006 through 2009.
The Company believes that it is reasonably possible that the reserve for uncertain tax positions may be reduced by approximately  $3.4 million in the coming twelve months principally as a result of the settlement of currently ongoing examinations.  The reasonably possible change of  $3.4 million is related to the carryback of the Company's net operating loss, and included in other current liabilities in the consolidated balance sheet as of December 31, 2010.
Total amount of accrued liabilities related to uncertain tax positions that would affect the Company's effective tax rate if recognized is  $3.5 million as of December 31, 2010 and  $3.2 million as of December 31, 2009.

Stock Options	12 Months Ended
Dec. 31, 2010
Stock Options [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Stock Options
Overview
The Company recognizes in the financial statements the cost of employee services received in exchange for awards of equity instruments based on the fair value of those awards.
The Company uses the Black-Scholes option pricing model to value any options awarded subsequent to adoption of ASC 718, Compensation, Stock Compensation.  The Black-Scholes option pricing model was developed for use in estimating the fair value of traded options, which have no vesting restrictions and are fully transferable.  All option pricing models require the input of highly subjective assumptions including the expected stock price volatility and the expected exercise patterns of the option holders.
The Company is a participant in the Symbion Holdings Corporation 2007 Equity Incentive Plan (the “2007 Plan”).  In connection with the Merger, certain members of Predecessor’s management rolled over 974,396 predecessor options into the 2007 Plan.  The rollover options were exchanged for 611,799 options under the 2007 Plan.  The conversion ratio was determined by the difference between  $22.35, the share price paid to stockholders on the merger date, less the exercise price of each option, ignoring options with an exercise price greater than  $22.35.  The aggregate sum of the difference for each option was divided by  $8.50 to determine the number of rollover options.  The exercise price of each rollover option is  $1.50 per share and the options expire on the expiration date of the original grants.
The Company’s stock option compensation expense estimate can vary in the future depending on many factors, including levels of options and awards granted in the future, forfeitures and when option or award holders exercise these awards and depending on whether performance targets are met and a liquidity event occurs.
On August 31, 2007, Holdings granted 1,302,317 time-vested options and 1,606,535 performance vested options to certain employees of the Company.  The maximum contractual term of the options is ten years, or earlier if the employee terminates employment before that time.  The time-vested options vest over a five-year period with 20% of the options vesting each year.  The Company’s policy is to recognize compensation expense over the straight line method.  The performance vested options shall vest and become exercisable upon a liquidity event and the obtainment of internal rate of return targets as defined in the 2007 Plan.  No expense has been recorded in the statement of operations for the performance based shares as the conditions for vesting are not probable.
During 2010, the Company issued to certain employees 187,682 options to purchase shares of common stock included in the August 31, 2007 grant, which were reserved for issuance for positions to be filled after the initial grant.  During 2009, the Company issued to certain employees 94,417 options included in the August 31, 2007 grant.  The Company began expensing these options during the requisite service period.
Valuation Methodology
The fair values of the options were derived using the Black-Scholes option pricing model.  In applying the Black-Scholes option pricing model, the Company used the following assumptions:

▪
Weighted average risk-free interest rate.  The risk-free interest rate is used as a component of the fair value of stock options to take into account the time value of money.  For the risk-free interest rate, the Company uses the implied yield on United States Treasury zero-coupon issues with a remaining term equal to the expected life, in years, of the options granted.

▪
Expected volatility.  Volatility, for the purpose of stock-based compensation, is a measurement of the amount that a share price has fluctuated.  Expected volatility involves reviewing historical volatility and determining what, if any, change the share price will have in the future.  FASB recommended that companies such as Holdings, whose common stock is not publicly traded or had a limited public stock trading history, use average volatilities of similar entities.  As a result, the Company has used the average volatilities of some of its competitors as an estimate in determining stock option fair values.

▪
Expected life, in years.  A clear distinction is made between the expected life of the option and the contractual term of the option.  The expected life of the option is considered the amount of time, in years, that the option is expected to be outstanding before it is exercised.  Whereas, the contractual term of the stock option is the term the option is valid before it expires.

▪
Expected dividend yield.  Since issuing dividends will affect the fair value of a stock option, GAAP requires companies to estimate future dividend yields or payments.  The Company has not historically issued dividends and does not intend to issue dividends in the future.

▪
Expected forfeiture rate.  The Company uses an estimated forfeiture rate based on historical experience for the respective position held by the option holder.  The Company reviews the forfeiture estimate annually in comparison to the actual forfeiture rate experienced.

The following table summarizes the assumptions used by the Company in the valuation of the time-vested options for the various periods:

	Weighted average fair value per share	Weighted average risk-free interest rate	Expected volatility	Expected life, in years	Expected dividend yield	Expected forfeiture rate
March 31, 2008	$4.72	4.4%	42.0%	6.5	—%	4.0%
March 31, 2009	$0.70	0.5%	42.0%	6.5	—%	4.0%
March 31, 2010	$2.13	2.7%	42.0%	6.5	—%	4.0%
Pro Forma Net Income
The Company recorded non-cash compensation expense of  $1.3 million for each of the years ended December 31, 2010 and 2009 and  $2.1 million for the year ended December 31, 2008.  After noncontrolling interests and the related tax benefit, the Company recorded a net impact of approximately  $818,000 for 2010,  $793,000 for 2009 and  $1.3 million for 2008.
Outstanding Option Information
The following is a summary of option transactions since the December 31, 2007:

Stock Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Total Fair Value	Aggregate Intrinsic Value	Weighted Average Remaining Contractual term
				(in thousands)		(in years)
2008 Activity
Granted	—	—	—	—	—	—
Exercised	—	—	—	—	—	—
Forfeited	78,527	—	—	—	—	—
Vested	275,213	10.00	4.90	1,349	—	8.6
Expired	—	—	—	—	—	—
Outstanding as of December 31, 2008	3,442,124	8.49	5.60	19,287	—	7.8
Exercisable at December 31, 2008	1,147,475	5.47	6.99	8,017	1.52	6.6

2009 Activity
Granted	—	$—	$—	$—	$—	—
Exercised	—	—	—	—	—	—
Forfeited	69,538	—	—	—	—	—
Vested	284,655	10.00	4.76	1,355	—	7.7
Expired	—	—	—	—	—	—
Outstanding as of December 31, 2009	3,372,586	8.46	5.62	18,945	—	6.5
Exercisable at December 31, 2009	1,432,129	$6.37	$6.54	$9,372	$0.18	6.1

2010 Activity
Granted	—	$—	$—	$—	$—	—
Exercised	(19,009)	—	—	—	—	—
Forfeited	16,307	—	—	—	—	—
Vested	284,655	10.00	4.60	1,308,970	—	6.9
Expired	—	—	—	—	—	—
Outstanding as of December 31, 2010	3,337,270	8.45	5.62	18,758,498	—	5.7
Exercisable at December 31, 2010	1,697,776	$7.16	$6.34	$10,767,383	$—	5.3
As of December 31, 2010, the total compensation expense related to non-vested time-based awards not yet recognized was  $1.5 million.  Substantially all of this expense will be recognized over three years.
The following table summarizes information regarding the options outstanding at December 31, 2010:

Options Outstanding				Options Exercisable
Exercise Prices	Outstanding as of December 31, 2010	Weighted-Average Remaining Contractual Life	Weighted-Average Exercise Price	Exercisable as of December 31, 2010	Weighted-Average Exercise Price
$1.50	592,790	3.07	$1.50	592,790	$1.50
10.00	2,744,480	4.22	10.00	1,104,986	10.00
	3,337,270	—	7.98	1,697,776	—
Total unvested share awards as of December 31, 2010 are summarized as follows:

Stock Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Total Fair Value	Aggregate Intrinsic Value	Weighted Average Remaining Contractual term
				(in thousands)		(in years)
Unvested at January 1, 2010	1,940,456	$10.00	$4.93	$9,569	—	7.8
Forfeited	16,307	—	—	—	—	—
Vested	284,655	10.00	4.60	1,309	—	6.9
Unvested at December 31, 2010	1,639,494	10.00	4.23	6,940	—	4.2

Employee Benefit Plans	12 Months Ended
Dec. 31, 2010
Employee Benefit Plans [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
Employee Benefit Plans
Symbion, Inc. 401(k) Plan
The Symbion, Inc. 401(k) Plan (the “401(k) Plan”) is a defined contribution plan whereby employees who have completed six months of service in which they have worked a minimum of 1,000 hours and are age 21 or older are eligible to participate.  Employees may enroll in the plan on either January 1 or July 1 of each year.  The 401(k) Plan allows eligible employees to make contributions of varying percentages of their annual compensation, up to the maximum allowed amounts by the Internal Revenue Service.  Eligible employees may or may not receive a match by the Company of their contributions.  The match varies depending on location and is determined prior to the start of each plan year.  Generally, employer contributions vest 20% after two years of service and continue vesting at 20% per year until fully vested.  The Company’s matching expense for the years ended December 31, 2010, 2009 and 2008 was  $665,000,  $326,000 and  $1.1 million, respectively.
Supplemental Retirement Savings Plan
The Company adopted the supplemental retirement savings plan (the “SERP”) in May 2005.  The SERP provides supplemental retirement alternatives to eligible officers and key employees of the Company by allowing participants to defer portions of their compensation.  Under the SERP, eligible employees may enroll in the plan before December 31 to be entered in the plan the following year.  Eligible employees may defer into the SERP up to 25% of their normal period payroll and up to 50% of their annual bonus.  If the enrolled employee contributes a minimum of 2% of his or her base salary into the SERP, the Company will contribute 2% of the enrolled employee’s base salary to the plan and has the option of contributing additional amounts.  Periodically, the enrolled employee’s deferred amounts are transferred to a plan administrator.  The plan administrator maintains separate non-qualified accounts for each enrolled employee to track deferred amounts.  On May 1 of each year, the Company is required to make its contribution to each enrolled employee’s account.  Compensation expense recorded by the Company related to the Company’s contribution to the SERP was  $44,000,  $53,000 and  $54,000, for years ended December 31, 2010, 2009 and 2008, respectively.

Derivative Instruments	6 Months Ended
Jun. 30, 2011
Derivative Instruments [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
Derivative Instruments
On November 2, 2010, the Company entered into an interest rate swap agreement to protect the Company against certain interest rate fluctuations of the LIBOR rate on  $100.0 million of the Company's variable rate debt under the senior secured credit facility. Goldman Sachs, Inc. was the counterparty to the interest rate swap.  The effective date of the interest rate swap is December 31, 2010, and it was scheduled to expire on December 31, 2012.  The interest rate swap effectively fixed the Company's LIBOR interest rate on  $100.0 million of variable debt at a rate of 0.85%.

The FASB established a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The Company determines the fair value of its interest rate swap based on the amount at which it could be settled, which is referred to as the exit price. This price is based upon observable market assumptions and appropriate valuation adjustments for credit risk. The Company has categorized its interest rate swap as Level 2.

The Company does not hold or issue derivative financial instruments for trading purposes. The fair value of the Company's interest rate swap at June 30, 2011 reflected a liability of approximately  $627,000 and is included in other liabilities in the accompanying consolidated balance sheets. The interest rate swap reflects a liability balance as of June 30, 2011 as a result of decreases in market interest rates since inception.

At inception, the Company designated the interest rate swap as a cash flow hedge instrument. As a result of the extinguishment of the senior secured credit facility during the second quarter of 2011, the interest rate swap no longer qualified for cash flow hedge accounting treatment. Therefore, the Company determined the hedge instrument to be ineffective and discontinued hedge accounting treatment as of June 15, 2011. In June 2011, the Company recognized the  $665,000 in accumulated other comprehensive loss as additional interest expense. Also in June 2011, the Company began recording into earnings the mark-to-market adjustment to reflect the fair value of the hedging instrument. During the three months ended June 30, 2011, the Company recorded a mark-to-market adjustment of  $39,000 as a reduction of interest expense.

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Commitments and Contingencies [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Commitments and Contingencies

Debt and Lease Guaranty on Non-consolidated Entities

The Company has guaranteed  $1.8 million of operating lease payments of certain non-consolidating surgical facilities. These operating leases typically have 10-year terms, with optional renewal periods. As of June 30, 2011, the Company has also guaranteed  $956,000 of debt of three non-consolidating surgical facilities. In the event that the Company meets certain financial and debt service benchmarks, the guarantees at these surgical facilities will expire between 2011 and 2017.

Professional, General and Workers' Compensation Liability Risks

The Company is subject to claims and legal actions in the ordinary course of business, including claims relating to patient treatment, employment practices and personal injuries. To cover these claims, the Company maintains general liability and professional liability insurance in excess of self-insured retentions through a third party commercial insurance carrier in amounts that management believes is sufficient for the Company's operations, although, potentially, some claims may exceed the scope of coverage in effect. This insurance coverage is on a claims-made basis. Plaintiffs in these matters may request punitive or other damages that may not be covered by insurance. The Company is not aware of any such proceedings that would have a material adverse effect on the Company's business, financial condition or results of operations. The Company expenses the costs under the self-insured retention exposure for general and professional liability claims which relate to (i) deductibles on claims made during the policy period, and (ii) an estimate of claims incurred but not yet reported that are expected to be reported after the policy period expires. Reserves and provisions for professional liability are based upon actuarially determined estimates. The reserves are estimated using individual case-basis valuations and actuarial analysis. Based on historical results and data currently available, management does not believe a change in one or more of the underlying assumptions will have a material impact on the Company's consolidated financial position or results of operations.

Laws and Regulations

Laws and regulations governing the Medicare and Medicaid programs are complex and subject to interpretation. Compliance with such laws and regulations can be subject to future government review and interpretation as well as significant regulatory action including fines, penalties, and exclusion from the Medicare, Medicaid and other federal health care programs. From time to time, governmental regulatory agencies will conduct inquiries of the Company's practices. It is the Company's current practice and future intent to cooperate fully with such inquiries. The Company is not aware of any such inquiry that would have a material adverse effect on the Company's consolidated financial position or results of operations.

Acquired Facilities

The Company, through its wholly owned subsidiaries or controlled partnerships and limited liability companies, has acquired and will continue to acquire surgical facilities with prior operating histories. Such facilities may have unknown or contingent liabilities, including liabilities for failure to comply with health care laws and regulations, such as billing and reimbursement, fraud and abuse and similar anti-referral laws. Although the Company attempts to assure itself that no such liabilities exist and obtains indemnification from prospective sellers covering such matters and institutes policies designed to conform centers to its standards following completion of acquisitions, there can be no assurance that the Company will not become liable for past activities that may later be asserted to be improper by private plaintiffs or government agencies. There can be no assurance that any such matter will be covered by indemnification or, if covered, that the liability sustained will not exceed contractual limits or the financial capacity of the indemnifying party.

The Company cannot predict whether federal or state statutory or regulatory provisions will be enacted that would prohibit or otherwise regulate relationships which the Company has established or may establish with other health care providers or have materially adverse effects on its business or revenues arising from such future actions. The Company believes, however, that it will be able to adjust its operations so as to be in compliance with any regulatory or statutory provision as may be applicable.

Potential Physician Investor Liability

A majority of the physician investors in the partnerships and limited liability companies which operate the Company's surgical facilities carry general and professional liability insurance on a claims-made basis. Each investee may, however, be liable for damages to persons or property arising from occurrences at the surgical facilities. Although the various physician investors and other surgeons generally are required to obtain general and professional liability insurance with tail coverage, such individuals may not be able to obtain coverage in amounts sufficient to cover all potential liability. Since most insurance policies contain exclusions, the physician investors will not be insured against all possible occurrences. In the event of an uninsured or underinsured loss, the value of an investment in the partnership interests or limited liability company membership units and the amount of distributions could be adversely affected.

Commitments and Contingencies
Debt and Lease Guaranty on Non-consolidated Entities
The Company has guaranteed  $2.0 million of operating lease payments of certain non-consolidated surgical facilities.  These operating leases typically have 10 year terms, with optional renewal periods.  As of December 31, 2010, the Company has also guaranteed  $1.7 million of debt of four non-consolidated surgical facilities.  In the event that the Company meets certain financial and debt service benchmarks, the guarantees at these surgical facilities will expire between 2011 and 2017.
Professional, General and Workers’ Compensation Liability Risks
The Company is subject to claims and legal actions in the ordinary course of business, including claims relating to patient treatment, employment practices and personal injuries.  To cover these claims, the Company maintains general liability and professional liability insurance in excess of self-insured retentions through a third party commercial insurance carrier in amounts that management believes is sufficient for the Company’s operations, although, potentially, some claims may exceed the scope of coverage in effect.  This insurance coverage is on a claims-made basis.  Plaintiffs in these matters may request punitive or other damages that may not be covered by insurance.  The Company is not aware of any such proceedings that would have a material adverse effect on the Company’s business, financial condition or results of operations.  The Company expenses the costs under the self-insured retention exposure for general and professional liability claims which relate to (i) deductibles on claims made during the policy period, and (ii) an estimate of claims incurred but not yet reported that are expected to be reported after the policy period expires.  Reserves and provisions for professional liability are based upon actuarially determined estimates.  The reserves are estimated using individual case-basis valuations and actuarial analysis.  Based on historical results and data currently available, management does not believe a change in one or more of these assumptions will have a material impact on the Company’s consolidated financial position or results of operations.
Laws and Regulations
Laws and regulations governing the Medicare and Medicaid programs are complex and subject to interpretation.  Compliance with such laws and regulations can be subject to future government review and interpretation as well as significant regulatory action including fines, penalties, and exclusion from the Medicare, Medicaid and other federal healthcare programs.  From time to time, governmental regulatory agencies will conduct inquiries of the Company’s practices.  It is the Company’s current practice and future intent to cooperate fully with such inquiries.  The Company is not aware of any such inquiry that would have a material adverse effect on the Company’s consolidated financial position or results of operations.
Acquired Facilities
The Company, through its wholly owned subsidiaries or controlled partnerships and limited liability companies, has acquired and will continue to acquire surgical facilities with prior operating histories.  Such facilities may have unknown or contingent liabilities, including liabilities for failure to comply with healthcare laws and regulations, such as billing and reimbursement, fraud and abuse and similar anti-referral laws.  Although the Company attempts to assure itself that no such liabilities exist and obtains indemnification from prospective sellers covering such matters and institutes policies designed to conform centers to its standards following completion of acquisitions, there can be no assurance that the Company will not become liable for past activities that may later be asserted to be improper by private plaintiffs or government agencies.  There can be no assurance that any such matter will be covered by indemnification or, if covered, that the liability sustained will not exceed contractual limits or the financial capacity of the indemnifying party.
The Company cannot predict whether federal or state statutory or regulatory provisions will be enacted that would prohibit or otherwise regulate relationships which the Company has established or may establish with other healthcare providers or have materially adverse effects on its business or revenues arising from such future actions.  The Company believes, however, that it will be able to adjust its operations so as to be in compliance with any regulatory or statutory provision as may be applicable.
Potential Physician Investor Liability
A majority of the physician investors in the partnerships and limited liability companies which operate the Company’s surgical facilities carry general and professional liability insurance on a claims-made basis.  Each investee may, however, be liable for damages to persons or property arising from occurrences at the surgical facilities.  Although the various physician investors and other surgeons generally are required to obtain general and professional liability insurance with tail coverage, such individuals may not be able to obtain coverage in amounts sufficient to cover all potential liability.  Since most insurance policies contain exclusions, the physician investors will not be insured against all possible occurrences.  In the event of an uninsured or underinsured loss, the value of an investment in the partnership interests or limited liability company membership units and the amount of distributions could be adversely affected.

Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Related Party Transactions
In addition to related party transactions discussed elsewhere in the notes to the accompanying consolidated financial statements, the consolidated financial statements include the following related party transactions.  On August 23, 2007, the Company entered into a ten-year advisory services and management agreement with Crestview Advisors, L.L.C.  The annual management fee is  $1.0 million and is payable on August 23 of each year.  The Company has prepaid this annual management fee and, as of June 30, 2011, had an asset of  $142,000 that is included in prepaid expenses and other current assets.

Concurrent with the Offering, the Company exchanged with affiliates of Crestview and certain other holders of the Company's outstanding Toggle Notes, Toggle Notes having an aggregate principal amount of  $85.4 million, at par plus accrued and unpaid interest of  $3.1 million, for  $88.5 million initial aggregate principal amount of the Company's PIK Exchangeable Notes. See Note 4 for further discussion of the PIK Exchangeable Notes.

As of June 30, 2011 and December 31, 2010, the Company had  $479,000 and  $575,000, respectively, payable to physicians at one of the Company's physician networks as a result of cash receipts in excess of expenditures for the related facilities. These amounts are included in other accrued expenses.

Related Party Transactions
In addition to related party transactions discussed elsewhere in the notes to the accompanying consolidated financial statements, the consolidated financial statements include the following related party transactions.  On August 23, 2007, the Company entered into a ten year advisory services and management agreement with Crestview Advisors, L.L.C.  The annual management fee is  $1.0 million and is payable on August 23 of each year.  The Company has prepaid this annual management fee and, for the year ended December 31, 2010, has an asset of  $638,356 that is included in prepaid expenses and other current assets.
As of December 31, 2010 and 2009, the Company had  $575,000 and  $545,000, respectively, payable to physicians at the Company's physician network as a result of cash receipts in excess of expenditures for the related facilities.  These amounts are included in other accrued expenses.

Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2010
Selected Quarterly Financial Data Unaudited [Abstract]
Quarterly Financial Information [Text Block]
Selected Quarterly Financial Data (Unaudited)
The following is selected quarterly financial data for each of the four quarters in 2010 and 2009.  Quarterly results are not necessarily representative of operations for a full year.

	2010
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(unaudited and in thousands)
Revenues	$83,545	$103,463	$104,821	$114,221
Cost of revenues	61,203	72,618	75,294	81,030
(Loss) income from continuing operations	(924)	5,981	6,781	7,257
Net (loss) income	(5,648)	(1,058)	283	(2,317)
	2009
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(unaudited and in thousands)
Revenues	$81,513	$85,901	$84,357	$85,173
Cost of revenues	55,151	60,218	61,928	62,106
Income (loss) from continuing operations	3,586	3,526	(3,149)	(787)
Net loss	(9,013)	(1,896)	(7,044)	(4,501)

Financial Information for the Company and Its Subsidiaries	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Financial Information for the Company and Subsidiaries [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
Financial Information for the Company and Its Subsidiaries

The Company conducts substantially all of its business through its subsidiaries. Presented below is consolidating financial information for the Company and its subsidiaries as required by regulations of the Securities and Exchange Commission (“SEC”) in connection with the Company's Toggle Notes that have been registered with the SEC. The information segregates the parent company issuer, the combined wholly-owned subsidiary guarantors, the combined non-guarantors, and consolidating adjustments. The operating and investing activities of the separate legal entities are fully interdependent and integrated. Accordingly, the results of the separate legal entities are not representative of what the operating results would be on a stand-alone basis. All of the subsidiary guarantees are both full and unconditional and joint and several.
SYMBION, INC.
CONSOLIDATING BALANCE SHEET
June 30, 2011
(Unaudited, in thousands)

	Parent Issuer	Guarantor Subsidiaries	Combined Non-Guarantors	Eliminations	Total Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$14,615	$20,185	$37,915	—	$72,715
Accounts receivable, net	—	480	60,819	—	61,299
Inventories	—	388	10,946	—	11,334
Prepaid expenses and other current assets	775	50	7,552	—	8,377
Due from related parties	2,646	45,530	—	(48,176)	—
Current assets of discontinued operations	—	—	263	—	263
Total current assets	18,036	66,633	117,495	(48,176)	153,988
Property and equipment, net	771	2,250	131,595	—	134,616
Goodwill and intangible assets	647,138	—	—	—	647,138
Investments in and advances to affiliates	87,199	19,690	—	(88,744)	18,145
Other assets	13,905	1	1,602	—	15,508
Long-term assets of discontinued operations	—	—	34	—	34
Total assets	$767,049	$88,574	$250,726	$(136,920)	$969,429

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
Accounts payable	$84	$109	$12,740	—	$12,933
Accrued payroll and benefits	708	202	8,611	—	9,521
Due to related parties	—	—	48,176	(48,176)	—
Other accrued expenses	13,830	291	10,248	—	24,369
Current maturities of long-term debt	90	61	6,229	—	6,380
Current liabilities of discontinued operations	—	—	69	—	69
Total current liabilities	14,712	663	86,073	(48,176)	53,272
Long-term debt, less current maturities	522,749	75	17,084	—	539,908
Deferred income tax payable	53,551	—	—	—	53,551
Other liabilities	1,378	637	69,674	—	71,689
Long-term liabilities of discontinued operations	—	—	—	—	—
Noncontrolling interests - redeemable	—	—	35,281	—	35,281
Total Symbion, Inc. stockholders' equity	174,659	87,199	1,545	(88,744)	174,659
Noncontrolling interests - non-redeemable	—	—	41,069	—	41,069
Total equity	174,659	87,199	42,614	(88,744)	215,728
Total liabilities and stockholders' equity	$767,049	$88,574	$250,726	$(136,920)	$969,429

SYMBION, INC.
CONSOLIDATING BALANCE SHEET
December 31, 2010
(Unaudited, in thousands)

	Parent Issuer	Guarantor Subsidiaries	Combined Non-Guarantors	Eliminations	Total Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$14,849	$27,700	$30,909	—	$73,458
Accounts receivable, net	—	554	61,271	—	61,825
Inventories	—	159	10,639	—	10,798
Prepaid expenses and other current assets	1,203	78	7,355	—	8,636
Due from related parties	2,285	43,798	—	(46,083)	—
Current assets of discontinued operations	—	—	1,003	—	1,003
Total current assets	18,337	72,289	111,177	(46,083)	155,720
Property and equipment, net	1,005	2,329	137,298	—	140,632
Goodwill and intangible assets	646,554	—	—	—	646,554
Investments in and advances to affiliates	96,761	23,711	5,903	(108,551)	17,824
Other assets	7,979	1	1,653	—	9,633
Long-term assets of discontinued operations	—	—	34	—	34
Total assets	$770,636	$98,330	$256,065	$(154,634)	$970,397

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
Accounts payable	$15	$103	$12,278	—	$12,396
Accrued payroll and benefits	2,014	138	7,938	—	10,090
Due to related parties	—	—	46,083	(46,083)	—
Other accrued expenses	15,906	331	9,577	—	25,814
Current maturities of long-term debt	21,783	42	7,370	—	29,195
Current liabilities of discontinued operations	—	—	923	—	923
Total current liabilities	39,718	614	84,169	(46,083)	78,418
Long-term debt, less current maturities	487,994	84	19,339	—	507,417
Deferred income tax payable	51,307	—	2	—	51,309
Other liabilities	288	871	67,791	—	68,950
Long-term liabilities of discontinued operations	—	—	22	—	22
Noncontrolling interest - redeemable	—	—	36,030	—	36,030
Total Symbion, Inc. stockholders' equity	191,329	96,761	5,887	(108,551)	185,426
Noncontrolling interests - nonredeemable	—	—	42,825	—	42,825
Total equity	191,329	96,761	48,712	(108,551)	228,251
Total liabilities and stockholders' equity	$770,636	$98,330	$256,065	$(154,634)	$970,397
SYMBION, INC.
CONSOLIDATING STATEMENT OF OPERATIONS
For the Three Months Ended June 30, 2011
(Unaudited, in thousands)

	Parent Issuer	Guarantor Subsidiaries	Combined Non-Guarantors	Eliminations	Total Consolidated
Revenues	$8,397	$2,430	$104,513	$(3,809)	$111,531
Operating expenses:
Salaries and benefits	—	1,149	30,029	—	31,178
Supplies	—	245	27,085	—	27,330
Professional and medical fees	—	229	8,750	—	8,979
Rent and lease expense	—	182	6,107	—	6,289
Other operating expenses	—	100	7,916	—	8,016
Cost of revenues	—	1,905	79,887	—	81,792
General and administrative expense	5,543	—	—	—	5,543
Depreciation and amortization	171	66	4,959	—	5,196
Provision for doubtful accounts	—	34	1,527	—	1,561
Income on equity investments	—	(387)	—	—	(387)
Net loss on disposal of long-lived assets and debt extinguishment	4,884	—	—	—	4,884
Management fees	—	—	3,809	(3,809)	—
Equity in earnings of affiliates	(6,243)	(5,431)	—	11,674	—
Total operating expenses	4,355	(3,813)	90,182	7,865	98,589
Operating income	4,042	6,243	14,331	(11,674)	12,942
Interest expense, net	(11,810)	—	(1,598)	—	(13,408)
(Loss) income before taxes and discontinued operations	(7,768)	6,243	12,733	(11,674)	(466)
Provision for income taxes	905	—	444	—	1,349
(Loss) income from continuing operations	(8,673)	6,243	12,289	(11,674)	(1,815)
Loss from discontinued operations, net of taxes	—	—	(71)	—	(71)
Net (loss) income	(8,673)	6,243	12,218	(11,674)	(1,886)
Net income attributable to noncontrolling interests	—	—	(6,787)	—	(6,787)
Net (loss) income attributable to Symbion, Inc.	$(8,673)	$6,243	$5,431	$(11,674)	$(8,673)

SYMBION, INC.
CONSOLIDATING STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2011
(Unaudited, in thousands)

	Parent Issuer	Guarantor Subsidiaries	Combined Non-Guarantors	Eliminations	Total Consolidated
Revenues	$16,748	$4,788	$206,926	$(7,597)	$220,865
Operating expenses:
Salaries and benefits	—	2,264	59,299	—	61,563
Supplies	—	449	51,852	—	52,301
Professional and medical fees	—	460	16,758	—	17,218
Rent and lease expense	—	378	11,898	—	12,276
Other operating expenses	—	196	15,885	—	16,081
Cost of revenues	—	3,747	155,692	—	159,439
General and administrative expense	11,412	—	—	—	11,412
Depreciation and amortization	343	127	9,887	—	10,357
Provision for doubtful accounts	—	70	3,117	—	3,187
Income on equity investments	—	(656)	—	—	(656)
Net loss on disposal of long-lived assets and debt extinguishment	4,806	—	—	—	4,806
Management fees	—	—	7,597	(7,597)	—
Equity in earnings of affiliates	(13,666)	(12,166)	—	25,832	—
Total operating expenses	2,895	(8,878)	176,293	18,235	188,545
Operating income	13,853	13,666	30,633	(25,832)	32,320
Interest expense, net	(22,400)	—	(2,986)	—	(25,386)
(Loss) income before taxes and discontinued operations	(8,547)	13,666	27,647	(25,832)	6,934
Provision for income taxes	2,545	—	425	—	2,970
(Loss) income from continuing operations	(11,092)	13,666	27,222	(25,832)	3,964
Loss from discontinued operations, net of taxes	—	—	(88)	—	(88)
Net (loss) income	(11,092)	13,666	27,134	(25,832)	3,876
Net income attributable to noncontrolling interests	—	—	(14,968)	—	(14,968)
Net (loss) income attributable to Symbion, Inc.	$(11,092)	$13,666	$12,166	$(25,832)	$(11,092)

SYMBION, INC.
CONSOLIDATING STATEMENT OF OPERATIONS
For the Three Months Ended June 30, 2010
(Unaudited, in thousands)

	Parent Issuer	Guarantor Subsidiaries	Combined Non-Guarantors	Eliminations	Total Consolidated
Revenues	$8,913	$2,457	$96,010	$(3,917)	$103,463
Operating expenses:
Salaries and benefits	—	1,143	27,936	—	29,079
Supplies	—	188	22,898	—	23,086
Professional and medical fees	—	283	6,680	—	6,963
Rent and lease expense	—	185	5,884	—	6,069
Other operating expenses	—	100	7,321	—	7,421
Cost of revenues	—	1,899	70,719	—	72,618
General and administrative expense	5,937	—	—	—	5,937
Depreciation and amortization	174	75	4,663	—	4,912
Provision for doubtful accounts	—	45	1,942	—	1,987
Income on equity investments	—	(876)	—	—	(876)
Impairment and loss on disposal of long-lived assets	91	—	—	—	91
Litigation settlements, net	(8)	—	—	—	(8)
Management fees	—	—	3,917	(3,917)	—
Equity in earnings of affiliates	(7,433)	(6,119)	—	13,552	—
Total operating expenses	(1,239)	(4,976)	81,241	9,635	84,661
Operating income	10,152	7,433	14,769	(13,552)	18,802
Interest expense, net	(10,531)	—	(1,680)	—	(12,211)
(Loss) income before taxes and discontinued operations	(379)	7,433	13,089	(13,552)	6,591
Provision (benefit) for income taxes	679	—	(69)	—	610
(Loss) income from continuing operations	(1,058)	7,433	13,158	(13,552)	5,981
Loss from discontinued operations, net of taxes	—	—	(82)	—	(82)
Net (loss) income	(1,058)	7,433	13,076	(13,552)	5,899
Net income attributable to noncontrolling interests	—	—	(6,957)	—	(6,957)
Net (loss) income attributable to Symbion, Inc.	$(1,058)	$7,433	$6,119	$(13,552)	$(1,058)

SYMBION, INC.
CONSOLIDATING STATEMENT OF OPERATIONS
For the Six Months ended June 30, 2010
(Unaudited, in thousands)

	Parent Issuer	Guarantor Subsidiaries	Combined Non-Guarantors	Eliminations	Total Consolidated
Revenues	$17,273	$4,970	$172,352	$(7,587)	$187,008
Operating expenses:
Salaries and benefits	—	2,335	51,091	—	53,426
Supplies	—	367	40,877	—	41,244
Professional and medical fees	—	533	12,096	—	12,629
Rent and lease expense	—	383	11,908	—	12,291
Other operating expenses	—	198	14,033	—	14,231
Cost of revenues	—	3,816	130,005	—	133,821
General and administrative expense	11,169	—	—	—	11,169
Depreciation and amortization	345	152	8,499	—	8,996
Provision for doubtful accounts	—	92	3,108	—	3,200
Income on equity investments	—	(1,504)	—	—	(1,504)
Impairment and loss on disposal of long-lived assets	51	1,101	—	—	1,152
Litigation settlements, net	(44)	—	—	—	(44)
Management fees	—	—	7,587	(7,587)	—
Equity in earnings of affiliates	(11,521)	(10,208)	—	21,729	—
Total operating expenses	—	(6,551)	149,199	14,142	156,790
Operating income	17,273	11,521	23,153	(21,729)	30,218
Interest expense, net	(21,736)	—	(1,206)	—	(22,942)
(Loss) income before taxes and discontinued operations	(4,463)	11,521	21,947	(21,729)	7,276
Provision (benefit) for income taxes	2,243	—	(24)	—	2,219
(Loss) income from continuing operations	(6,706)	11,521	21,971	(21,729)	5,057
Loss from discontinued operations, net of taxes	—	—	(362)	—	(362)
Net (loss) income	(6,706)	11,521	21,609	(21,729)	4,695
Net income attributable to noncontrolling interests	—	—	(11,401)	—	(11,401)
Net (loss) income attributable to Symbion, Inc.	$(6,706)	$11,521	$10,208	$(21,729)	$(6,706)
SYMBION, INC.
CONSOLIDATING STATEMENT OF CASH FLOWS
For the Six Months ended June 30, 2011
(Unaudited, in thousands)

	Parent Issuer	Guarantor Subsidiaries	Combined Non-Guarantors	Eliminations	Total Consolidated
Cash flows from operating activities:
Net (loss) income	$(11,092)	$13,666	$27,134	$(25,832)	$3,876
Adjustments to reconcile net (loss) income to net cash from operating activities:
Loss from discontinued operations	—	—	88	—	88
Depreciation and amortization	343	127	9,887	—	10,357
Amortization of deferred financing costs	861	—	—	—	861
Non-cash payment-in-kind interest option	13,366	—	—	—	13,366
Non-cash stock option compensation expense	668	—	—	—	668
Non-cash recognition of other comprehensive income into earnings	665	—	—	—	665
Non-cash losses on disposal of long-lived assets	55	—	—	—	55
Loss on debt extinguishment	4,751	—	—	—	4,751
Deferred income taxes	2,724	—	—	—	2,724
Equity in earnings of affiliates	(13,666)	(12,166)	—	25,832	—
Equity in earnings of affiliates, net of distributions received	—	401	—	—	401
Provision for doubtful accounts	—	70	3,117	—	3,187
Changes in operating assets and liabilities, net of effect of acquisitions and dispositions:
Accounts receivable	—	—	(2,161)	—	(2,161)
Other assets and liabilities	20,013	(9,613)	(10,856)	—	(456)
Net cash provided by (used in) operating activities - continuing operations	18,688	(7,515)	27,209	—	38,382
Net cash provided by (used in) operating activities	18,688	(7,515)	27,209	—	38,382
Cash flows from investing activities:
Purchases of property and equipment, net	(54)	—	(3,955)	—	(4,009)
Change in other assets	—	—	101	—	101
Net cash used in investing activities - continuing operations	(54)	—	(3,854)	—	(3,908)
Net cash used in investing activities	(54)	—	(3,854)	—	(3,908)
Cash flows from financing activities:
Principal payments on long-term debt	(351,845)	—	(513)	—	(352,358)
Proceeds from debt issuances	344,750	—	4	—	344,754
Distributions to noncontrolling interest partners	—	—	(17,388)	—	(17,388)
Payment for debt issuance costs	(10,130)	—	—	—	(10,130)
Proceeds from unit activity	(1,643)	—	—	—	(1,643)
Other financing activities	—	—	1,548	—	1,548
Net cash used in financing activities - continuing operations	(18,868)	—	(16,349)	—	(35,217)
Net cash used in financing activities	(18,868)	—	(16,349)	—	(35,217)
Net (decrease) increase in cash and cash equivalents	(234)	(7,515)	7,006	—	(743)
Cash and cash equivalents at beginning of period	14,849	27,700	30,909	—	73,458
Cash and cash equivalents at end of period	$14,615	$20,185	$37,915	—	$72,715

SYMBION, INC.
CONSOLIDATING STATEMENT OF CASH FLOWS
For the Six Months ended June 30, 2010
(Unaudited, in thousands)

	Parent Issuer	Guarantor Subsidiaries	Combined Non-Guarantors	Eliminations	Total Consolidated
Cash flows from operating activities:
Net (loss) income	$(6,706)	$11,521	$21,609	$(21,729)	$4,695
Adjustments to reconcile net (loss) income to net cash from operating activities:
Loss from discontinued operations	—	—	362	—	362
Depreciation and amortization	345	152	8,499	—	8,996
Amortization of deferred financing costs	1,000	—	—	—	1,000
Non-cash payment-in-kind interest option	12,667	—	—	—	12,667
Non-cash stock option compensation expense	649	—	—	—	649
Non-cash recognition of other comprehensive income into earnings	968	—	—	—	968
Non-cash losses on disposal of long-lived assets	51	1,101	—	—	1,152
Non-cash credit risk adjustment of financial instruments	189	—	—	—	189
Deferred income taxes	4,333	—	—	—	4,333
Equity in earnings of affiliates, net of distributions received	—	(329)	—	—	(329)
Equity in earnings of affiliates	(11,521)	(10,208)	—	21,729	—
Provision for doubtful accounts	—	92	3,108	—	3,200
Changes in operating assets and liabilities, net of effect of acquisitions and dispositions:
Accounts receivable	—	—	(4,501)	—	(4,501)
Income taxes payable	(2,117)	—	—	—	(2,117)
Other assets and liabilities	(2,210)	2,740	2,098	—	2,628
Net cash (used in) provided by operating activities - continuing operations	(2,352)	5,069	31,175	—	33,892
Net cash provided by operating activities -discontinued operations	—	—	71	—	71
Net cash (used in) provided by operating activities	(2,352)	5,069	31,246	—	33,963
Cash flows from investing activities:
Purchases of property and equipment, net	(106)	—	(2,438)	—	(2,544)
Payments for acquisitions, net of cash acquired	(31,323)	6,304	—	—	(25,019)
Payments from unit activity	(55)	—	—	—	(55)
Change in other assets	(300)	(271)	—	—	(571)
Net cash (used in) provided by investing activities - continuing operations	(31,784)	6,033	(2,438)	—	(28,189)
Net cash used in investing activities - discontinued operations	—	—	(18)	—	(18)
Net cash (used in) provided by investing activities	(31,784)	6,033	(2,456)	—	(28,207)
Cash flows from financing activities:
Principal payments on long-term debt	(3,811)	—	(3,415)	—	(7,226)
Proceeds from debt issuances	33,739	—	—	—	33,739
Payment of debt issuance costs	—	—	—	—	—
Distributions to noncontrolling interest partners	—	—	(11,056)	—	(11,056)
Proceeds from unit activity	581	—	—	—	581
Change in other long-term liabilities	300	271	(1,163)	—	(592)
Net cash provided by (used in) financing activities - continuing operations	30,809	271	(15,634)	—	15,446
Net cash used in financing activities - discontinued operations	—	—	(52)	—	(52)
Net cash provided by (used in) financing activities	30,809	271	(15,686)	—	15,394
Net (decrease) increase in cash and cash equivalents	(3,327)	11,373	13,104	—	21,150
Cash and cash equivalents at beginning of period	11,272	14,992	21,485	—	47,749
Cash and cash equivalents at end of period	$7,945	$26,365	$34,589	—	$68,899

Financial Information for the Company and Its Subsidiaries
The Company conducts substantially all of its business through its subsidiaries.  Presented below is condensed consolidating financial information for the Company and its subsidiaries as required by regulations of the Securities and Exchange Commission (“SEC”) in connection with the Company’s Toggle Notes that have been registered with the SEC.  The information segregates the parent company issuer, the combined wholly-owned subsidiary guarantors, the combined non-guarantors, and consolidating adjustments.  The operating and investing activities of the separate legal entities are fully interdependent and integrated.  Accordingly, the results of the separate legal entities are not representative of what the operating results would be on a stand-alone basis.  All of the subsidiary guarantees are both full and unconditional and joint and several.
SYMBION, INC.
CONSOLIDATING BALANCE SHEET
December 31, 2010

	Parent Issuer	Guarantor Subsidiaries	Combined Non-Guarantors	Eliminations	Total Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$14,849	$27,700	$30,909	$—	$73,458
Accounts receivable, net	—	554	61,271	—	61,825
Inventories	—	159	10,639	—	10,798
Prepaid expenses and other current assets	1,201	78	7,355	—	8,634
Due from related parties	2,285	43,798	—	(46,083)	—
Deferred tax asset	2	—	—	—	2
Current assets of discontinued operations	—	—	1,003	—	1,003
Total current assets	18,337	72,289	111,177	(46,083)	155,720
Property and equipment, net	1,005	2,329	137,298	—	140,632
Goodwill and intangible assets	646,554	—	—	—	646,554
Investments in and advances to affiliates	96,761	23,711	5,903	(108,551)	17,824
Other assets	7,979	1	1,653	—	9,633
Long-term assets of discontinued operations	—	—	34	—	34
Total assets	$770,636	$98,330	$256,065	$(154,634)	$970,397
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$15	$103	$12,278	$—	$12,396
Accrued payroll and benefits	2,014	138	7,938	—	10,090
Due to related parties	—	—	46,083	(46,083)	—
Other accrued expenses	15,906	331	9,577	—	25,814
Current maturities of long-term debt	21,783	42	7,370	—	29,195
Current liabilities of discontinued operations	—	—	923	—	923
Total current liabilities	39,718	614	84,169	(46,083)	78,418
Long-term debt, less current maturities	487,994	84	19,339	—	507,417
Deferred income tax payable	51,307	—	2	—	51,309
Other liabilities	288	871	67,791	—	68,950
Long-term liabilities of discontinued operations	—	—	22	—	22
Noncontrolling interest - redeemable	—	—	36,030	—	36,030
Total Symbion, Inc. stockholders’ equity	191,329	96,761	5,887	(108,551)	185,426
Noncontrolling interests - nonredeemable	—	—	42,825	—	42,825
Total equity	191,329	96,761	48,712	(108,551)	228,251
Total liabilities and stockholders’ equity	$770,636	$98,330	$256,065	$(154,634)	$970,397

SYMBION, INC.
CONSOLIDATING BALANCE SHEET
December 31, 2009

	Parent Issuer	Guarantor Subsidiaries	Combined Non-Guarantors	Eliminations	Total Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$11,272	$14,992	$21,485	$—	$47,749
Accounts receivable, net	—	586	34,405	—	34,991
Inventories	—	—	9,361	—	9,361
Prepaid expenses and other current assets	4,234	416	7,642	—	12,292
Deferred tax asset	432	—	—	—	432
Current assets of discontinued operations	—	—	2,934	—	2,934
Total current assets	15,938	15,994	75,827	—	107,759
Property and equipment, net	1,331	433	86,092	—	87,856
Goodwill and intangible assets	564,718	—	—	—	564,718
Investments in and advances to affiliates	107,051	91,802	4,193	(185,394)	17,652
Other assets	9,790	44	826	—	10,660
Long-term assets of discontinued operations	—	—	2,081	—	2,081
Total assets	$698,828	$108,273	$169,019	$(185,394)	$790,726
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$15	$136	$7,367	$—	$7,518
Accrued payroll and benefits	464	593	4,749	—	5,806
Other accrued expenses	17,296	390	13,241	—	30,927
Current maturities of long-term debt	10,865	—	9,253	—	20,118
Current liabilities of discontinued operations	—	—	2,608	—	2,608
Total current liabilities	28,640	1,119	37,218	—	66,977
Long-term debt, less current maturities	428,655	—	16,103	—	444,758
Deferred income tax payable	40,424	—	352	—	40,776
Other liabilities	3,503	103	2,281	—	5,887
Long-term liabilities of discontinued operations	—	—	3,868	—	3,868
Noncontrolling interest - redeemable	—	—	31,650	—	31,650
Total Symbion, Inc. stockholders’ equity	197,606	107,051	74,150	(185,394)	193,413
Noncontrolling interests - nonredeemable	—	—	3,397	—	3,397
Total equity	197,606	107,051	77,547	(185,394)	196,810
Total liabilities and stockholders’ equity	$698,828	$108,273	$169,019	$(185,394)	$790,726
SYMBION, INC.
CONSOLIDATING STATEMENT OF OPERATIONS
For the year ended December 31, 2010

	Parent Issuer	Guarantor Subsidiaries	Combined Non-Guarantors	Eliminations	Total Consolidated
Revenues	$35,101	$9,846	$376,719	$(15,616)	$406,050
Operating expenses:
Salaries and benefits	—	4,558	109,037	—	113,595
Supplies	—	833	92,026	—	92,859
Professional and medical fees	—	1,064	28,008	—	29,072
Rent and lease expense	—	748	23,801	—	24,549
Other operating expenses	—	434	29,636	—	30,070
Cost of revenues	—	7,637	282,508	—	290,145
General and administrative expense	22,464	—	—	—	22,464
Depreciation and amortization	680	301	17,919		18,900
Provision for doubtful accounts	—	176	6,462	—	6,638
Income on equity investments	—	(2,901)	—	—	(2,901)
Impairment and gains on disposal of long-lived assets	(911)	—	—	—	(911)
Litigation settlements, net	(35)	—	—		(35)
Management fees	—	—	15,616	(15,616)	—
Business combination remeasurement gains	(3,169)	—	—	—	(3,169)
Equity in earnings of affiliates	(22,088)	(17,454)	—	39,542	—
Total operating expenses	(3,059)	(12,241)	322,505	23,926	331,131
Operating income (loss)	38,160	22,087	54,214	(39,542)	74,919
Interest (expense) income, net	(39,213)	1	(8,825)	—	(48,037)
(Loss) income before taxes and discontinued operations	(1,053)	22,088	45,389	(39,542)	26,882
Provision for income taxes	7,687	—	100	—	7,787
(Loss) income from continuing operations	(8,740)	22,088	45,289	(39,542)	19,095
Loss from discontinued operations, net of taxes	—	—	(964)	—	(964)
Net (loss) income	(8,740)	22,088	44,325	(39,542)	18,131
Net income attributable to noncontrolling interests	—	—	(26,871)	—	(26,871)
Net (loss) income attributable to Symbion, Inc.	$(8,740)	$22,088	$17,454	$(39,542)	$(8,740)

SYMBION, INC.
CONSOLIDATING STATEMENT OF OPERATIONS
For the year ended December 31, 2009

	Parent Issuer	Guarantor Subsidiaries	Combined Non-Guarantors	Eliminations	Total Consolidated
Revenues	$35,064	$9,299	$307,957	$(15,376)	$336,944
Operating expenses:
Salaries and benefits	—	4,751	89,986	—	94,737
Supplies	—	698	70,952	—	71,650
Professional and medical fees	—	1,153	20,821	—	21,974
Rent and lease expense	—	772	23,675	—	24,447
Other operating expenses	—	507	26,088	—	26,595
Cost of revenues	—	7,881	231,522	—	239,403
General and administrative expense	21,448	—	—	—	21,448
Depreciation and amortization	696	270	15,841	—	16,807
Provision for doubtful accounts	—	198	2,683	—	2,881
Income on equity investments	—	(2,318)	—	—	(2,318)
Impairment and gains on disposal of long-lived assets	835	2,422	—	—	3,257
Proceeds from insurance settlements, net	—	(430)	—	—	(430)
Management fees	—	—	15,376	(15,376)	—
Equity in earnings of affiliates	(23,814)	(22,544)	—	46,358	—
Total operating expenses	(835)	(14,521)	265,422	30,982	281,048
Operating income (loss)	35,899	23,820	42,535	(46,358)	55,896
Interest (expense) income, net	(51,134)	(6)	6,182	—	(44,958)
(Loss) income before taxes and discontinued operations	(15,235)	23,814	48,717	(46,358)	10,938
Provision for income taxes	7,219	—	543	—	7,762
(Loss) income from continuing operations	(22,454)	23,814	48,174	(46,358)	3,176
Loss from discontinued operations, net of taxes	—	—	(5,899)	—	(5,899)
Net (loss) income	(22,454)	23,814	42,275	(46,358)	(2,723)
Net loss attributable to noncontrolling interests	—	—	(19,731)	—	(19,731)
Net (loss) income attributable to Symbion, Inc.	$(22,454)	$23,814	$22,544	$(46,358)	$(22,454)

SYMBION, INC.
CONSOLIDATING STATEMENT OF OPERATIONS
For the Year Ended December 31, 2008

	Parent Issuer	Guarantor Subsidiaries	Combined Non-Guarantors	Eliminations	Total Consolidated
Revenues	$35,122	$10,685	$291,351	$(15,674)	$321,484
Operating expenses:
Salaries and benefits	—	17,229	71,247	—	88,476
Supplies	—	923	63,340	—	64,263
Professional and medical fees	—	5,416	12,141	—	17,557
Rent and lease expense	—	2,032	18,895	—	20,927
Other operating expenses	—	3,658	20,991	—	24,649
Cost of revenues	—	29,258	186,614	—	215,872
General and administrative expense	23,923	—	—	—	23,923
Depreciation and amortization	280	492	14,073	—	14,845
Provision for doubtful accounts	—	262	3,297	—	3,559
Income on equity investments	—	(1,504)	—	—	(1,504)
Impairment and gains on disposal of long-lived assets	—	—	897	—	897
Litigation settlements, net	—	—	893	—	893
Management fees	—	—	15,674	(15,674)	—
Equity in earnings of affiliates	(22,312)	(39,841)	—	62,153	—
Total operating expenses	1,891	(11,333)	221,448	46,479	258,485
Operating income (loss)	33,231	22,018	69,903	(62,153)	62,999
Interest (expense) income, net	(41,977)	294	(1,732)	—	(43,415)
(Loss) income before taxes and discontinued operations	(8,746)	22,312	68,171	(62,153)	19,584
Provision for income taxes	12,052	—	1,412	—	13,464
(Loss) income from continuing operations	(20,798)	22,312	66,759	(62,153)	6,120
Loss from discontinued operations, net of taxes	—	—	(3,097)	—	(3,097)
Net (loss) income	(20,798)	22,312	63,662	(62,153)	3,023
Net income attributable to noncontrolling interests	—	—	(23,821)	—	(23,821)
Net income (loss) attributable to Symbion, Inc.	$(20,798)	$22,312	$39,841	$(62,153)	$(20,798)
SYMBION, INC.
CONSOLIDATING STATEMENT OF CASH FLOWS
For the year ended December 31, 2010

	Parent Issuer	Guarantor Subsidiaries	Combined Non- Guarantors	Eliminations	Total Consolidated
Cash flows from operating activities:
Net (loss) income	$(8,740)	$22,088	$44,325	$(39,542)	$18,131
Adjustments to reconcile net (loss) income to net cash from operating activities:
Loss from discontinued operations	—	—	964	—	964
Depreciation and amortization	680	301	17,919	—	18,900
Amortization of deferred financing costs	2,004	—	—	—	2,004
Non-cash payment-in-kind interest option	26,079	—	—	—	26,079
Non-cash stock option compensation expense	1,336	—	—	—	1,336
Non-cash recognition of other comprehensive loss into earnings	2,732	—	—	—	2,732
Non-cash credit risk adjustment of financial instruments	189	—	—	—	189
Non-cash gains	(4,080)	—	—	—	(4,080)
Deferred income taxes	10,979	—	—	—	10,979
Equity in earnings of consolidated affiliates	(22,088)	(17,454)	—	39,542	—
Equity in earnings of unconsolidated affiliates, net of distributions received	—	50	—	—	50
Provision for doubtful accounts	—	176	6,462	—	6,638
Changes in operating assets and liabilities, net of effect of acquisitions and dispositions:
Accounts receivable	—	—	(14,886)	—	(14,886)
Income taxes payable	2,298	—	—	—	2,298
Other assets and liabilities	(54,224)	51,652	7	—	(2,565)
Net cash (used in) provided by operating activities — continuing operations	(42,835)	56,813	54,791	—	68,769
Net cash used in operating activities —discontinued operations	—	—	(550)	—	(550)
Net cash (used in) provided by operating activities	(42,835)	56,813	54,241	—	68,219
Cash flows from investing activities:
Payments for acquisitions, net of cash acquired	—	(44,105)	—	—	(44,105)
Purchases of property and equipment, net	(196)	—	(8,516)	—	(8,712)
Payments from unit activity of unconsolidated facilities	(55)				(55)
Change in other assets	—	—	(278)	—	(278)
Net cash used in investing activities —continuing operations	(251)	(44,105)	(8,794)	—	(53,150)
Net cash used in investing activities —discontinued operations	—	—	(19)	—	(19)
Net cash used in investing activities	(251)	(44,105)	(8,813)	—	(53,169)
Cash flows from financing activities:
Principal payments on long-term debt	(11,204)	—	(11,298)	—	(22,502)
Proceeds from debt issuances	56,423	—	552	—	56,975
Distributions to noncontrolling interests	—	—	(26,292)	—	(26,292)
Proceeds from unit activity of consolidated facilities	4,708	—	—	—	4,708
Other financing activities	(3,264)	—	(42)	—	(3,306)
Net cash provided by (used in) financing activities —continuing operations	46,663	—	(37,080)	—	9,583
Net cash provided by financing activities —discontinued operations	—	—	1,076	—	1,076
Net cash provided by (used in) financing activities	46,663	—	(36,004)	—	10,659
Net increase in cash and cash equivalents	3,577	12,708	9,424	—	25,709
Cash and cash equivalents at beginning of period	11,272	14,992	21,485	—	47,749
Cash and cash equivalents at end of period	$14,849	$27,700	$30,909	$—	$73,458

SYMBION, INC.
CONSOLIDATING STATEMENT OF CASH FLOWS
For the year ended December 31, 2009

	Parent Issuer	Guarantor Subsidiaries	Combined Non- Guarantors	Eliminations	Total Consolidated
Cash flows from operating activities:
Net (loss) income	$(22,454)	$23,814	$42,275	$(46,358)	$(2,723)
Adjustments to reconcile net (loss) income to net cash from operating activities:
Loss from discontinued operations	—	—	5,899	—	5,899
Depreciation and amortization	696	270	15,841	—	16,807
Amortization of deferred financing costs	2,004	—	—	—	2,004
Non-cash payment-in-kind interest option	23,263	—	—	—	23,263
Non-cash stock option compensation expense	1,297	—	—	—	1,297
Non-cash recognition of other comprehensive loss into earnings	2,853	—	—	—	2,853
Non-cash credit risk adjustment of financial instruments	1,629	—	—	—	1,629
Non-cash losses	1,265	1,562	—	—	2,827
Deferred income taxes	8,682	—	—	—	8,682
Equity in earnings of consolidated affiliates	(23,814)	(22,544)	—	46,358	—
Equity in earnings of affiliates, net of distributions received	—	(207)	—	—	(207)
Provision for doubtful accounts	—	198	2,683	—	2,881
Changes in operating assets and liabilities, net of effect of acquisitions and dispositions:
Accounts receivable	—	—	(4,383)	—	(4,383)
Income taxes payable	1,762	—	—	—	1,762
Other assets and liabilities	19,678	2,098	(24,083)	—	(2,307)
Net cash provided by operating activities — continuing operations	16,861	5,191	38,232	—	60,284
Net cash provided by operating activities —discontinued operations	—	—	62	—	62
Net cash provided by operating activities	16,861	5,191	38,294	—	60,346
Cash flows from investing activities:
Payments for acquisitions, net of cash acquired	(126)	—	—	—	(126)
Purchases of property and equipment, net	(226)	—	(9,378)	—	(9,604)
Payments from unit activity of unconsolidated facilities	(724)	—	—	—	(724)
Change in other assets	—	—	(690)	—	(690)
Net cash used in investing activities —continuing operations	(1,076)	—	(10,068)	—	(11,144)
Net cash used in investing activities —discontinued operations	—	—	(301)	—	(301)
Net cash used in investing activities	(1,076)	—	(10,369)	—	(11,445)
Cash flows from financing activities:
Principal payments on long-term debt	(4,046)	—	(9,603)	—	(13,649)
Proceeds from debt issuances	—	—	678	—	678
Payment of debt issuance costs	(203)	—	—	—	(203)
Distributions to noncontrolling interests	—	—	(24,971)	—	(24,971)
Proceeds from unit activity of consolidated facilities	307	—	—	—	307
Other financing activities	(4,940)	—	—	—	(4,940)
Net cash used in financing activities —continuing operations	(8,882)	—	(33,896)	—	(42,778)
Net cash used in financing activities —discontinued operations	—	—	(108)	—	(108)
Net cash used in financing activities	(8,882)	—	(34,004)	—	(42,886)
Net increase (decrease) in cash and cash equivalents	6,903	5,191	(6,079)	—	6,015
Cash and cash equivalents at beginning of period	4,369	9,801	27,564	—	41,734
Cash and cash equivalents at end of period	$11,272	$14,992	$21,485	$—	$47,749

SYMBION, INC.
CONSOLIDATING STATEMENT OF CASH FLOWS
For the year ended December 31, 2008

	Parent Issuer	Guarantor Subsidiaries	Combined Non- Guarantors	Eliminations	Total Consolidated
Cash flows from operating activities:
Net (loss) income	$(20,798)	$22,312	$63,662	$(62,153)	$3,023
Adjustments to reconcile net (loss) income to net cash from operating activities:
Loss from discontinued operations	—	—	3,097	—	3,097
Depreciation and amortization	280	492	14,073	—	14,845
Amortization of deferred financing costs	4,477	—	—	—	4,477
Non-cash payment-in-kind interest option	17,616	—	—	—	17,616
Non-cash stock option compensation expense	2,114	—	—	—	2,114
Non-cash gains and losses	—	—	897	—	897
Deferred income taxes	13,718	—	—	—	13,718
Equity in earnings of affiliates	(22,312)	(39,841)	—	62,153	—
Equity in earnings of unconsolidated affiliates, net of distributions received	—	333	—	—	333
Provision for doubtful accounts	—	262	3,297	—	3,559
Changes in operating assets and liabilities, net of effect of acquisitions and dispositions:
Accounts receivable	—	—	(3,278)	—	(3,278)
Income tax payable	1,895	—	—	—	1,895
Other assets and liabilities	24,203	19,180	(44,746)	—	(1,363)
Net cash provided by operating activities — continuing operations	21,193	2,738	37,002	—	60,933
Net cash provided by operating activities — discontinued operations	—	—	1,736	—	1,736
Net cash provided by operating activities	21,193	2,738	38,738	—	62,669
Cash flows from investing activities:
Payments for acquisitions, net of cash acquired	—	—	(15,695)	—	(15,695)
Purchases of property and equipment, net	(580)	—	(15,129)	—	(15,709)
Change in other assets	(1,517)	—	—	—	(1,517)
Net cash used in investing activities —continuing operations	(2,097)	—	(30,824)	—	(32,921)
Net cash used in investing activities — discontinued operations	—	—	(286)	—	(286)
Net cash used in investing activities	(2,097)	—	(31,110)	—	(33,207)
Cash flows from financing activities:
Principal payments on long-term debt	(13,513)	—	(5,066)	—	(18,579)
Repayment of bridge facility	(179,937)	—	—	—	(179,937)
Proceeds from debt issuances	12,639	—	852	—	13,491
Proceeds from issuance of Toggle Notes	179,937	—	—	—	179,937
Payment of debt issuance costs	(4,739)	—	—	—	(4,739)
Distributions to noncontrolling interests	—	—	(23,423)	—	(23,423)
Proceeds from unit activity of consolidated facilities	219	—	—	—	219
Other financing obligations	(22,352)	—	23,665	—	1,313
Net cash used in financing activities —continuing operations	(27,746)	—	(3,972)	—	(31,718)
Net cash used in financing activities — discontinued operations	—	—	(106)	—	(106)
Net cash used in financing activities	(27,746)	—	(4,078)	—	(31,824)
Net (decrease) increase in cash and cash equivalents	(8,650)	2,738	3,550	—	(2,362)
Cash and cash equivalents at beginning of period	13,019	7,063	24,014	—	44,096
Cash and cash equivalents at end of period	$4,369	$9,801	$27,564	$—	$41,734

Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Subsequent Events

Effective August 1, 2011, the Company acquired a 56.0% ownership interest in an ASC located in Great Falls, Montana, for an approximate aggregate purchase price of  $2.9 million plus the assumption of approximately  $232,000 of debt. The Company will consolidate this facility for financial reporting purposes for periods subsequent to the acquisition. Also, effective August 1, 2011, the Company acquired a 50.0% ownership interest in a 20-bed surgical hospital located in Great Falls, Montana and acquired the right to manage the hospital for approximate aggregate consideration of  $1.0 million. The Company will account for this facility as an equity method investment for financial reporting purposes for periods subsequent to the acquisition. Additionally, effective August 1, 2011, the Company acquired the right to manage a medical clinic consisting of 45 multi-specialty physicians located in Great Falls, Montana, for approximate aggregate consideration of  $1.3 million.

Effective July 1, 2011, the Company acquired an incremental ownership interest of 2.0% in one of our surgical facilities located in Chesterfield, Missouri, for an aggregate of  $1.0 million, financed with cash from operations. Prior to the acquisition, the Company owned 53.5% of this facility. The Company consolidates this surgical facility for financial reporting purposes.

Effective July 19, 2011, the Company paid Goldman Sachs, Inc.  $683,000 to terminate its interest rate swap agreement.

Subsequent Events The Company has evaluated subsequent events through the date that the Consolidated Financial Statements were issued, and concluded there are no material subsequent events.